UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


[background graphic omitted]

[SEI INVESTMENTS LOGO OMITTED]



                      Semi-Annual Report as of July 31, 2005 (Unaudited)



                                                 SEI Daily Income Trust



                                                      Money Market Fund

                                                        Government Fund

                                                     Government II Fund

                                                  Prime Obligation Fund

                                                          Treasury Fund

                                                       Treasury II Fund

                                         Short-Duration Government Fund

                                  Intermediate-Duration Government Fund

                                                              GNMA Fund

                                                  Ultra Short Bond Fund

TABLE OF CONTENTS



----------------------------------------------------------------------

Statements of Net Assets/Schedule of Investments                    1
----------------------------------------------------------------------
Statement of Assets and Liabilities                                27
----------------------------------------------------------------------
Statements of Operations                                           28
----------------------------------------------------------------------
Statements of Changes in Net Assets                                30
----------------------------------------------------------------------
Financial Highlights                                               34
----------------------------------------------------------------------
Notes to Financial Statements                                      39
----------------------------------------------------------------------
Disclosure of Fund Expenses                                        44
----------------------------------------------------------------------
Board of Trustees Considerations in Approving the Continuation
of Advisory and Sub-Advisory Agreements                            46
----------------------------------------------------------------------




The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Money Market Fund
July 31, 2005
------------------------------------------------------------------
[GRAPHIC OMITTED]
plot points follow:

SECTOR WEIGHTINGS*:
29.3% Corporate Bonds
27.2% Certificates of Deposit
22.1% Commercial Paper
6.8% U.S. Government Agency Obligations
6.8% Repurchase Agreement
4.5% Insurance Funding Agreements
3.3% Municipal Bonds
*Percentages based on total investments.

-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------

CORPORATE BONDS -- 29.3%
ASSET BACKED - FINANCIAL SERVICES (E) -- 19.6%
   Bavaria University Funding (B) (F)
        3.310%, 01/06/06                $35,000         $ 34,998
   Beta Finance Incorporated
     MTN (B) (F)
        3.410%, 01/24/06                 20,000           19,998
   CC USA Incorporated MTN (B) (F)
        3.410%, 01/25/06                 20,000           19,998
   CC USA Incorporated MTN (F)
        2.485%, 11/04/05                  7,000            7,000
   Coradac Associates (B)
        3.590%, 03/01/15                 33,000           33,000
   K2 LLC
        3.295%, 03/07/06                 10,000            9,999
   K2 LLC MTN, Ser 1 (B) (F)
        3.348%, 08/15/05                 10,000           10,000
   Premier Asset Collateralized
     Entity LLC MTN (B) (F)
        3.348%, 01/17/06                 10,000           10,000
   Sigma Finance Incorporated
     MTN (B) (F)
        3.373%, 09/12/05                  3,000            3,000
        3.200%, 11/14/05                 10,000            9,999
        3.349%, 12/12/05                 15,000           14,999
                                                        ---------
                                                         172,991
                                                        ---------
ASSET BACKED - OTHER (B) (E) (F) -- 6.3%
   Harrier Finance Funding LLC MTN
        3.430%, 01/25/06                 15,000           15,000
        3.348%, 07/17/06                 30,000           29,998
   Residential Mortgage Securities,
     Ser 17A, Cl A1
        3.390%, 05/13/27                 10,204           10,204
                                                        ---------
                                                          55,202
                                                        ---------

-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
AUTOMOTIVE -- 2.3%
   Toyota Motor Credit Corporation
     MTN (B)
        3.410%, 09/09/05                $20,000         $ 20,002
                                                        ---------
INVESTMENT BANKER/BROKER DEALER -- 1.1%
   Goldman Sachs Group (B)
        3.440%, 09/13/07                 10,000           10,000
                                                        ---------
Total Corporate Bonds
   (Cost $258,195) ($ Thousands)                         258,195
                                                        ---------

CERTIFICATES OF DEPOSIT -- 27.1%
   BB&T Corporation (B)
        3.160%, 08/10/05                 20,000           20,000
   Barclays Bank PLC NY
        3.310%, 09/06/05                 15,000           15,000
   Barclays Bank PLC NY (B)
        3.380%, 09/29/05                 20,000           19,998
   Calyon
        3.105%, 11/14/05                 10,000           10,000
   Canadian Imperial Bank of
     Commerce NY
        2.800%, 12/16/05                  5,000            5,000
        2.955%, 12/30/05                 10,000           10,000
   Credit Suisse First Boston NY
        2.750%, 11/14/05                  5,000            5,000
   Credit Suisse First Boston NY (B)
        3.410%, 09/20/05                 30,000           30,000
        3.500%, 12/29/05                  5,000            5,000
   Deutsche Bank NY
        4.105%, 08/25/06                  8,000            8,000
   HBOS Treasury Services
        3.130%, 09/09/05                 10,000           10,000
        3.290%, 03/15/06                  5,000            5,000
   Landesbank Hessen-Thueringen GZ
        3.250%, 02/17/06                 10,000           10,000
   Standard Federal Bank
        4.140%, 07/24/06                 15,000           15,000
   Suntrust Bank
        3.330%, 10/12/05                 16,500           16,500
   Toronto Dominion Bank
        2.350%, 09/08/05                 10,000           10,000
   Tulip Funding (A)
        3.287%, 09/01/05                 25,000           24,930
   Unicredito Italiano
        3.445%, 11/14/05                 20,000           20,000
                                                        ---------
Total Certificates of Deposit
   (Cost $239,428) ($ Thousands)                         239,428
                                                        ---------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                    1

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Money Market Fund (Concluded)
July 31, 2005
-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
COMMERCIAL PAPER (A) -- 22.0%
ASSET BACKED - FINANCIAL SERVICES (E) -- 17.5%
   Amstel Funding Corporation
        3.287%, 09/07/05                $35,000         $ 34,883
   Crown Point Capital (F)
        3.381%, 11/08/05                  6,000            5,945
   Eiffel Funding LLC (F)
        3.399%, 09/22/05                 34,000           33,835
   Grampian Funding LLC (F)
        3.748%, 01/06/06                 25,000           24,596
   Lake Constance Funding LLC
        3.217%, 08/24/05                 23,000           22,953
   Picaros Funding LLC (F)
        3.319%, 11/22/05                  7,500            7,424
   Silver Tower US Funding
        3.399%, 09/20/05                 25,000           24,883
                                                        ---------
                                                         154,519
                                                        ---------
ASSET BACKED - OTHER -- 1.7%
   FCAR Owner Trust I
        3.232%, 09/15/05                 15,000           14,940
                                                        ---------
FINANCIAL SERVICES -- 2.8%
   Dresdner US Finance Incorporated
        3.237%, 08/09/05                 25,000           24,982
                                                        ---------
Total Commercial Paper
   (Cost $194,441) ($ Thousands)                         194,441
                                                        ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.8%
   FHLB (B)
        3.245%, 09/08/05                 25,000           24,999
        3.255%, 10/03/05                 10,000            9,999
   FHLMC (B)
        3.335%, 09/09/05                 15,000           15,000
   FNMA (B)
        3.250%, 12/09/05                 10,000            9,998
                                                        ---------
Total U.S. Government Agency Obligations
   (Cost $59,996) ($ Thousands)                           59,996
                                                        ---------

INSURANCE FUNDING AGREEMENTS (B) (C) -- 4.5%
   Metropolitan Life Insurance Company
        3.290%, 05/01/06                 30,000           30,000
   Monumental Life Insurance Company
        3.490%, 05/31/06                  9,500            9,500
                                                        ---------
Total Insurance Funding Agreements
   (Cost $39,500) ($ Thousands)                           39,500
                                                        ---------

-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
MUNICIPAL BONDS -- 3.3%
COLORADO -- 1.4%
   Denver City, City & County School
     District, Ser B, COP (B)
        3.330%, 12/15/18                $12,400         $ 12,400
                                                        ---------
GEORGIA -- 0.4%
   Athens-Clarke County, Industrial
     Development Authority, Allen
     Properties RB (B) (E)
        3.380%, 12/01/24                  3,700            3,700
                                                        ---------
TEXAS -- 1.5%
   Harris County, Sports Authority,
     NFL Project, Ser E, RB, MBIA (B)
        3.370%, 11/15/30                  3,000            3,000
   Texas State, Small Business
     Project, Ser B, GO
        3.350%, 06/01/45                 10,000           10,000
                                                        ---------
Total Texas
   (Cost $13,000) ($ Thousands)                           13,000
                                                        ---------
Total Municipal Bonds
   (Cost $29,100) ($ Thousands)                           29,100
                                                        ---------

REPURCHASE AGREEMENT (D) -- 6.8%
   Deutsche Bank
     3.300%, dated 07/29/05,
     to be repurchased on 08/01/05,
     repurchase price $59,595,384
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $3,175,000-
     $25,460,000, 0.000%-6.000%,
     09/20/05-12/23/11; with total
     market value $60,771,427)           59,579           59,579
                                                        ---------
Total Repurchase Agreement
   (Cost $59,579) ($ Thousands)                           59,579
                                                        ---------
Total Investments -- 99.8%
   (Cost $880,239) ($ Thousands)                         880,239
                                                        ---------




--------------------------------------------------------------------------------
2                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




-----------------------------------------------------------------
                                                           Value
Description                                        ($ Thousands)
-----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Income Distributions Payable                            $ (1,345)
Shareholder Servicing Fees Payable                          (160)
Administrative Fees Payable                                 (109)
Payable for Fund Shares Redeemed                             (80)
Investment Advisory Fees Payable                             (19)
Trustees' Fees Payable                                        (1)
Other Assets and Liabilities, Net                          3,082
                                                        ---------
Total Other Assets and Liabilities                         1,368
                                                        ---------
Net Assets -- 100.0%                                    $881,607
                                                        =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)            $881,622
Distributions in excess of net investment income              (4)
Accumulated net realized loss on investments                 (11)
                                                        ---------
Net Assets                                              $881,607
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($513,938,648 / 513,958,460 shares)                     $1.00
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share --  Class B
   ($104,791,085 / 104,783,038 shares)                     $1.00
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share --  Class C
   ($179,903,970 / 179,917,485 shares)                     $1.00
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share --  Sweep Class
   ($82,973,685 / 82,972,993 shares)                       $1.00
                                                        =========


(A)  The rate reported is the effective rate at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2005. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On July 31, 2005, the value of these securities amounted to approximately $39,500,000 representing 4.5% of the net assets of the Fund.
(D)  Tri-Party Repurchase Agreement
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
Cl -- Class
COP -- Certificate of Participation
FHLB -- Federal Home Loan Bank
FHLMC --  Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Assurance
MTN -- Medium Term Note
NY -- New York
PLC -- Public Liability Company
RB -- Revenue Bond
Ser -- Series

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   3

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Government Fund
July 31, 2005
------------------------------------------------------------
[GRAPHIC OMITTED]
plot points follow:

SECTOR WEIGHTINGS*:
92.1% U.S. Government Agency Obligations
7.9% Repurchase Agreement

*Percentages based on total investments.

-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 92.1%
   FFCB
        2.500%, 11/15/05                $10,000         $  9,991
   FFCB (B)
        3.298%, 10/18/05                 20,000           19,998
        3.421%, 06/28/06                 30,000           29,997
   FHLB
        1.590%, 08/12/05                  8,000            7,999
        2.250%, 08/30/05                  7,000            6,999
        3.651%, 09/07/05                 50,000           49,832
        3.590%, 09/14/05                 50,000           49,800
        2.125%, 09/20/05                  8,000            7,995
        5.125%, 03/06/06                  2,000            2,017
        2.500%, 04/11/06                 10,000            9,923
        4.000%, 08/11/06                 12,000           12,000
   FHLB (A)
        2.080%, 08/19/05                151,500          151,252
   FHLB (B)
        3.265%, 09/12/05                 20,000           19,999
        3.309%, 09/16/05                 35,000           34,998
        3.115%, 05/10/06                 10,000            9,996
        3.270%, 06/13/06                 15,000           14,990
        3.360%, 12/29/06                 25,000           24,983
   FHLMC
        1.750%, 01/09/06                  5,000            4,976
        3.700%, 06/30/06                  7,162            7,157
   FNMA
        3.179%, 05/22/06                 40,000           39,990
   FNMA (A)
        3.244%, 08/25/05                 12,850           12,822
        2.790%, 11/10/05                 10,000            9,924
   FNMA (B)
        3.250%, 12/09/05                 14,000           13,997
                                                        ---------
Total U.S. Government Agency Obligations
   (Cost $551,635) ($ Thousands)                         551,635
                                                        ---------

-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
REPURCHASE AGREEMENT (C) -- 7.9%
   Deutsche Bank
     3.300%, dated 07/29/05,
     to be repurchased on 08/01/05,
     repurchase price $47,274,997
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $3,556,000-
     $24,880,000, 2.500%-3.400%,
     02/09/06-11/30/09; with total
     market value $48,208,108)          $47,262         $ 47,262
                                                        ---------
Total Repurchase Agreement
   (Cost $47,262) ($ Thousands)                           47,262
                                                        ---------
Total Investments -- 100.0%
   (Cost $598,897) ($ Thousands)                         598,897
                                                        ---------

OTHER ASSETS AND LIABILITIES -- 0.0%
Income Distribution Payable                               (1,001)
Shareholder Servicing Fees Payable                          (107)
Administrative Fees Payable                                  (82)
Investment Advisory Fees Payable                             (12)
Trustees' Fees Payable                                        (2)
Other Assets and Liabilities, Net                          1,126
                                                        ---------
Total Other Assets and Liabilities                           (78)
                                                        ---------
Net Assets -- 100.0%                                    $598,819
                                                        =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)            $598,892
Accumulated net realized loss on investments                 (73)
                                                        ---------
Net Assets                                              $598,819
                                                        =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($317,794,538 / 317,825,607 shares)                     $1.00
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($143,193,056 / 143,210,396 shares)                     $1.00
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($111,594,487 / 111,615,113 shares)                     $1.00
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($26,237,156 / 26,241,036 shares)                       $1.00
                                                        =========

(A)  The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2005. The date shown is the earlier of the reset date or the demand date.
(C)  Tri-Party Repurchase Agreement.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
4                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




Government II Fund
July 31, 2005
------------------------------------------------------------
[GRAPHIC OMITTED]
plot points follow:

SECTOR WEIGHTINGS*:
100% U.S. Government Agency Obligations

*Percentages based on total investments.

-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.1%
   FFCB
        2.500%, 11/15/05               $ 10,000         $  9,991
   FFCB (B)
        3.298%, 10/18/05                 30,000           29,997
   FHLB
        1.590%, 08/12/05                 10,000            9,999
        3.250%, 08/15/05                  1,840            1,840
        2.250%, 08/30/05                  7,000            6,999
        2.125%, 09/20/05                  8,000            7,995
        6.500%, 11/15/05                  7,000            7,073
        5.125%, 03/06/06                  2,000            2,017
        2.500%, 04/11/06                 10,000            9,923
        4.000%, 08/11/06                  2,000            2,000
   FHLB (A)
        3.100%, 08/01/05                 25,112           25,112
        3.226%, 08/12/05                 88,505           88,418
        3.651%, 09/07/05                 50,000           49,832
        3.298%, 09/09/05                183,000          182,350
        3.590%, 09/14/05                151,102          150,493
   FHLB (B)
        3.174%, 08/26/05                 15,000           14,999
        3.265%, 09/12/05                 30,000           29,998
        3.309%, 09/16/05                 35,000           34,998
        3.363%, 03/28/06                 20,000           19,993
        3.115%, 05/10/06                 10,000            9,996
        3.270%, 06/13/06                 15,000           14,990
        3.360%, 12/29/06                 25,000           24,983
                                                        ---------
Total U.S. Government Agency Obligations
   (Cost $733,996) ($ Thousands)                         733,996
                                                        ---------
Total Investments -- 100.1%
   (Cost $733,996) ($ Thousands)                         733,996
                                                        ---------

-----------------------------------------------------------------
                                                          Value
Description                                          ($ Thousands)
-----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
Income Distributions Payable                            $ (1,545)
Administrative Fees Payable                                  (96)
Shareholder Servicing Fees Payable                           (47)
Investment Advisory Fees Payable                             (14)
Trustees' Fees Payable                                        (1)
Other Assets and Liabilities, Net                          1,060
                                                        ---------
Total Other Assets and Liabilities                          (643)
                                                        ---------
Net Assets -- 100.0%                                    $733,353

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)            $733,401
Accumulated net realized loss on investments                 (48)
                                                        ---------
Net Assets                                              $733,353
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($568,115,382 / 568,238,954 shares)                     $1.00
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($150,908,415 / 150,901,999 shares)                     $1.00
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($14,328,784 / 14,320,746 shares)                       $1.00
                                                        =========

(A)  The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2005. The date shown is the earlier of the reset date or the demand date.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                    5

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Prime Obligation Fund
July 31, 2005
-----------------------------------------------------------------
[GRAPHIC OMITTED]
plot points follow:

SECTOR WEIGHTINGS*:
32.0% Commercial Paper
25.1% Corporate Bonds
18.1% U.S. Government Agency Obligations
10.1% Certificates of Deposit
9.0% Insurance Funding Agreements
5.7% Repurchase Agreement

*Percentages based on total investments.

-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
COMMERCIAL PAPER (A) -- 32.0%
ASSET BACKED - FINANCIAL SERVICES (E) -- 24.1%
   Amstel Funding Corporation
        3.236%, 08/24/05               $ 44,500       $   44,409
        3.287%, 09/07/05                 75,000           74,749
   Crown Point Capital
        3.382%, 11/08/05                 30,000           29,726
   FCAR Owner Trust I
        3.142%, 11/08/05                 50,000           49,578
   Fairway Finance Corporation
        3.348%, 09/14/05                 46,179           45,991
   Galaxy Funding
        3.236%, 08/23/05                118,200          117,968
   General Electric Capital Services
        3.100%, 11/08/05                 50,000           49,583
        3.225%, 11/16/05                113,500          112,437
   Govco Incorporated
        3.206%, 08/22/05                 25,000           24,954
   Silver Tower US Funding
        3.388%, 09/19/05                 75,000           74,657
        3.399%, 09/20/05                 75,000           74,649
   Surrey Funding
        3.236%, 08/25/05                 48,000           47,897
        3.307%, 09/06/05                 34,300           34,187
        3.409%, 09/22/05                100,000           99,512
                                                      -----------
                                                         880,297
                                                      -----------
INVESTMENT BANKER/BROKER DEALER -- 7.9%
   Crown Point Capital
        3.439%, 11/16/05                117,000          115,825
   Lehman Brothers Holdings
        3.099%, 11/04/05                 70,000           69,440
        3.398%, 01/17/06                102,500          102,500
                                                      -----------
                                                         287,765
                                                      -----------
Total Commercial Paper
   (Cost $1,168,062) ($ Thousands)                     1,168,062
                                                      -----------

-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
CORPORATE BONDS -- 25.0%
ASSET BACKED - FINANCIAL SERVICES (E) (F) -- 16.1%
   Bavaria University Funding
        3.310%, 01/06/06               $150,000       $  149,994
   Beta Finance Incorporated
     MTN (B)
        3.410%, 01/24/06                 50,000           49,995
   CC USA Incorporated MTN
        2.485%, 11/04/05                 25,000           24,998
   K2 (USA) LLC MTN (B)
        3.410%, 01/25/06                 37,000           36,996
   Sigma Finance Incorporated
     MTN (B)
        3.373%, 09/12/05                 30,000           30,000
        3.200%, 11/14/05                 10,000            9,999
        3.349%, 12/12/05                 20,000           19,999
        3.578%, 01/17/06                100,000           99,985
   Tango Finance Corporation
     MTN (B)
        3.343%, 01/10/06                 50,000           49,998
   White Pine Finance LLC
     MTN (B)
        3.290%, 08/09/05                 10,000           10,000
        3.320%, 09/12/05                 40,000           39,999
   White Pine Finance LLC
     MTN, Ser 1 (B)
        3.430%, 10/25/05                 65,000           64,996
                                                      -----------
                                                         586,959
                                                      -----------
ASSET BACKED - OTHER (B) (E) (F) -- 6.6%
   Harrier Finance Funding LLC MTN
        3.430%, 01/25/06                 52,500           52,500
   Premier Asset Collateralized Entity
     LLC MTN
        3.348%, 01/17/06                 25,000           25,000
   Sedna Financial Incorporated MTN
        3.420%, 01/25/06                 88,000           87,996
   Whistlejacket Capital LLC MTN
        3.295%, 02/06/06                 75,000           74,994
                                                      -----------
                                                         240,490
                                                      -----------
BANKS -- 0.5%
   American Express Bank (B)
        3.368%, 04/18/06                  9,500            9,500
   Banc One
        6.500%, 02/01/06                 10,650           10,875
                                                      -----------
                                                          20,375
                                                      -----------

--------------------------------------------------------------------------------
6                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 1.8%
   Citicorp
        7.125%, 09/01/05               $ 10,000       $   10,036
   Citigroup
        6.750%, 12/01/05                 35,000           35,411
   Goldman Sachs Group
        3.440%, 09/13/07                 20,000           20,000
                                                      -----------
                                                          65,447
                                                      -----------
Total Corporate Bonds
   (Cost $913,271) ($ Thousands)                         913,271
                                                      -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.1%
   FHLB (B)
        3.245%, 09/08/05                100,000           99,994
        3.255%, 10/03/05                125,000          124,992
        3.238%, 10/03/05                 50,000           49,996
   FHLMC (B)
        3.335%, 09/09/05                 50,000           50,000
   FNMA (B)
        3.220%, 09/06/05
          to 09/08/05                   175,000          174,990
        3.386%, 10/03/05                100,000           99,989
        3.250%, 12/09/05                 60,000           59,987
                                                      -----------
Total U.S. Government Agency Obligations
   (Cost $659,948) ($ Thousands)                         659,948
                                                      -----------

CERTIFICATES OF DEPOSIT -- 10.1%
   BB&T Corporation
        3.160%, 08/10/05                 10,000           10,000
   Lasalle National Bank
        4.070%, 07/26/06                 38,250           38,250
   Regions Bank
        3.090%, 11/08/05                170,000          170,000
   Standard Federal Bank
        4.140%, 07/24/06                 65,500           65,500
   Suntrust Bank
        3.330%, 10/12/05                 83,000           83,000
                                                      -----------
Total Certificates of Deposit
   (Cost $366,750) ($ Thousands)                         366,750
                                                      -----------

-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS (B) (C) -- 9.0%
   Metropolitan Life Insurance Company
        3.290%, 05/01/06               $160,000       $  160,000
   Monumental Life Insurance Company
        3.490%, 06/01/06                101,500          101,500
   Travelers Insurance Corporation
        3.410%, 05/31/06                 68,000           68,000
                                                      -----------
Total Insurance Funding Agreements
   (Cost $329,500) ($ Thousands)                         329,500
                                                      -----------

REPURCHASE AGREEMENT (D) -- 5.7%
   Deutsche Bank
     3.300%, dated 07/29/05,
     to be repurchased on 08/01/05,
      repurchase price $207,375,012
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $2,400,000-
     $40,000,000, 0.000%-6.250%,
     01/09/06-05/15/29; with total
     market value $211,465,043)         207,318          207,318
                                                      -----------
Total Repurchase Agreement
   (Cost $207,318) ($ Thousands)                         207,318
                                                      -----------
Total Investments -- 99.9%
   (Cost $3,644,849) ($ Thousands)                     3,644,849
                                                      -----------

OTHER ASSETS AND LIABILITIES -- 0.1%
Income Distributions Payable                              (7,698)
Shareholder Servicing Fees Payable                          (525)
Administrative Fees Payable                                 (515)
Investment Advisory Fees Payable                             (79)
Trustees' Fees Payable                                        (3)
Other Assets and Liabilities, Net                         10,876

Total Other Assets and Liabilities                         2,056
                                                      -----------
Net Assets -- 100.0%                                  $3,646,905
                                                      ===========

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                    7

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Prime Obligation Fund (Concluded)
July 31, 2005
-----------------------------------------------------------------
                                                           Value
Description                                        ($ Thousands)
-----------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)          $3,647,019
Distributions in excess of net investment income             (10)
Accumulated net realized loss on investments                (104)
                                                      -----------
Net Assets                                            $3,646,905
                                                      ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($2,263,328,983 / 2,263,510,007 shares)                 $1.00
                                                      ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($531,897,049 / 531,885,764 shares)                     $1.00
                                                      ===========
Net Asset Value, Offering and Redemption
   Price Per Share --- Class C
   ($773,606,403 / 773,553,940 shares)                     $1.00
                                                      ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H
   ($34,652,958 / 34,654,407 shares)                       $1.00
                                                      ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($43,419,572 / 43,416,085 shares)                       $1.00
                                                      ===========

(A)  The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2005. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On July 31, 2005, the value of these securities amounted to approximately $329,500,000 representing 9.0% of the net assets of the Fund.
(D)  Tri-Party Repuchase Agreement.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
8                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================

SCHEDULE OF INVESTMENTS (Unaudited)


Treasury Fund
July 31, 2005
------------------------------------------------------------
SECTOR WEIGHTINGS*:

92.6% Repurchase Agreements
7.4% U.S. Treasury Obligations

*Percentages based on total investments.

-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 6.7%
   U.S. Treasury Notes
        1.625%, 10/31/05               $ 15,000         $ 14,945
        5.750%, 11/15/05                 21,000           21,168
        1.875%, 11/30/05                 10,000            9,974
                                                        ---------
Total U.S. Treasury Obligations
   (Cost $46,087) ($ Thousands)                           46,087
                                                        ---------

REPURCHASE AGREEMENTS (A) -- 84.5%
   Barclays
     3.250%, dated 07/29/05,
     to be repurchased on 08/01/05,
     repurchase price $138,849,595
     (collateralized by various
     U.S. Treasury Notes, ranging
     in par value $2,647,000-
     $26,458,000, 1.875%-6.500%,
     12/31/05-05/15/09; with total
     market value $141,591,659)         138,812          138,812
   JPMorgan Chase
     3.280%, dated 07/29/05,
     to be repurchased on 08/01/05,
     repurchase price $146,540,043
     (collateralized by various U.S.
     Treasury obligations, ranging
     in par value $37,480,000-
     $52,702,000, 2.500%-5.375%,
     10/31/06-02/15/31; with total
     market value $149,431,210)         146,500          146,500
   Morgan Stanley
     3.250%, dated 07/29/05,
     to be repurchased on 08/01/05,
     repurchase price $146,539,677
     (collateralized by various U.S.
     Treasury Bills, ranging in par
     value $86,000-$141,785,000,
     0.000%, 11/15/24-05/15/30;
     with total market value
     $149,430,323)                      146,500          146,500

-----------------------------------------------------------------
                                                           Value
Description                                        ($ Thousands)
-----------------------------------------------------------------
   Paribas
     3.280%, dated 07/29/05,
     to be repurchased on 08/01/05,
     repurchase price $146,540,043
     (collateralized by U.S. Treasury
     Bills, par value $122,466,000,
     3.500%, 01/15/11; with total
     market value $149,430,137)        $146,500         $146,500
                                                        ---------
Total Repurchase Agreements
   (Cost $578,312) ($ Thousands)                         578,312
                                                        ---------
Total Investments -- 91.2%
   (Cost $624,399) ($ Thousands)                        $624,399
                                                        =========

Percentages are based on net assets of $684,735 ($Thousands).
(A) Tri-Party Repurchase Agreement.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                    9

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Treasury II Fund
July 31, 2005
-----------------------------------------------------------------
[GRAPHIC OMITTED]
plot points follow:

SECTOR WEIGHTINGS*:
100% U.S. Treasury Obligations

*Percentages based on total investments.

-----------------------------------------------------------------
                                    Face Amount            Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.6%
   U.S. Treasury Bills (A)
        2.923%, 08/04/05               $  8,611         $  8,609
        2.868%, 08/11/05                 76,328           76,267
   U.S. Treasury Notes
        2.000%, 08/31/05                199,500          199,306
        1.625%, 10/31/05                  8,000            7,971
        5.750%, 11/15/05                 14,000           14,114
                                                        ---------
Total U.S. Treasury Obligations
   (Cost $306,267) ($ Thousands)                         306,267
                                                        ---------
Total Investments -- 99.6%
   (Cost $306,267) ($ Thousands)                         306,267
                                                        ---------

OTHER ASSETS AND LIABILITIES -- 0.4%
Income Distributions Payable                                (608)
Administrative Fees Payable                                  (53)
Shareholder Servicing Fees Payable                           (28)
Investment Advisory Fees Payable                              (6)
Other Assets and Liabilities, Net                          1,839
                                                        ---------
Total Other Assets and Liabilities                         1,144
                                                        ---------
Net Assets -- 100.0%                                    $307,411
                                                        =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)            $307,676
Undistributed net investment income                            1
Accumulated net realized loss on investments                (266)
                                                        ---------
Net Assets                                              $307,411
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($203,905,663 / 204,152,702 shares)                     $1.00
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($80,255,281 / 80,267,746 shares)                       $1.00
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($23,249,578 / 23,255,360 shares)                       $1.00
                                                        =========


(A) The rate reported is the effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




Short-Duration Government Fund
July 31, 2005
-----------------------------------------------------------------
[GRAPHIC OMITTED]
plot points follow:

SECTOR WEIGHTINGS*:
49.6% U.S. Govt. Mortgage-Backed Obligations
34.0% U.S. Government Agency Obligations
14.4% U.S. Treasury Obligations
2.0% Repurchase Agreement

*Percentages based on total investments.

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 49.3%
   FHLMC
        6.500%, 10/01/07                $     1         $      1
        5.500%, 07/01/16 to 08/01/19      5,727            5,843
        4.500%, 09/15/24                  4,646            4,635
   FHLMC (A)
        5.468%, 06/01/24                    156              160
        5.278%, 06/01/24                    283              292
        5.249%, 06/01/17                     63               64
        5.132%, 07/01/20                      6                6
        4.875%, 05/01/18                      3                3
        4.824%, 07/01/24                    112              115
        4.750%, 01/01/18 to 02/01/18         88               90
        4.730%, 04/01/19                    110              113
        4.670%, 09/01/25                    394              402
        4.625%, 06/01/16                     17               17
        4.623%, 04/01/29                    328              334
        4.610%, 12/01/23                  7,167            7,317
        4.580%, 05/01/24                    152              156
        4.509%, 02/01/19                    114              116
        4.493%, 04/01/22                    469              474
        4.468%, 12/01/23                    516              528
        4.452%, 05/01/19                     86               88
        4.376%, 04/01/29                    165              168
        4.375%, 04/01/16 to 09/01/20         70               71
        4.373%, 03/01/19                     54               56
        4.357%, 03/01/19                     88               90
        4.250%, 02/01/16 to 11/01/20         40               40
        4.125%, 08/01/18 to 11/01/18         45               46
        4.000%, 01/01/17 to 09/01/18         65               66
        3.949%, 02/01/27                    455              462
        3.875%, 07/01/18                     39               40
        3.750%, 12/01/16 to 07/01/18         66               67
        3.500%, 02/01/16 to 10/01/16         31               31
        3.375%, 07/01/16                     30               31
        3.125%, 06/01/18                     18               18
   FHLMC REMIC, Ser 1034, Cl F
        8.500%, 01/15/06                     39               39
   FHLMC REMIC, Ser 2061, Cl TA
        5.250%, 10/15/27                    440              440
   FHLMC REMIC, Ser 2481, Cl BC
        5.250%, 08/15/30                    221              221
   FHLMC REMIC, Ser 2498, Cl DW
        4.800%, 02/15/29                     44               44

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   FHLMC REMIC, Ser 2617, Cl UN
        4.500%, 08/15/12                $ 3,223         $  3,227
   FHLMC REMIC, Ser 2630, Cl KN
        2.500%, 04/15/13                  2,500            2,417
   FHLMC REMIC, Ser 2684, Cl GN
        3.250%, 05/15/23                  2,244            2,211
   FHLMC REMIC, Ser 2684, Cl QM
        3.500%, 03/15/19                  3,117            3,098
   FHLMC REMIC, Ser 2689, Cl PY
        4.000%, 02/15/10                  3,001            2,999
   FHLMC REMIC, Ser 2691, Cl OK
        3.500%, 05/15/17                  1,410            1,401
   FHLMC REMIC, Ser 2693, Cl QM
        3.500%, 03/15/14                    425              424
   FHLMC REMIC, Ser 2727, Cl PA
        4.125%, 08/15/18                  2,357            2,350
   FHLMC REMIC, Ser 2750, Cl NA
        3.500%, 03/15/15                  3,800            3,776
   FHLMC REMIC, Ser 2750, Cl OA
        3.500%, 10/15/11                  2,759            2,747
   FHLMC REMIC, Ser 2760, Cl LJ
        4.000%, 01/15/33                  1,366            1,364
   FHLMC REMIC, Ser 2760, Cl PH
        3.500%, 10/15/21                  2,768            2,734
   FHLMC REMIC, Ser 2760, Cl PK
        4.500%, 10/15/21                  3,460            3,463
   FHLMC REMIC, Ser T-42, Cl A5
        7.500%, 02/25/42                  1,960            2,074
   FHLMC TBA
        5.500%, 08/15/18                  3,529            3,598
   FNMA
        6.610%, 04/01/09                    160              169
        6.490%, 08/01/08                    549              572
        6.330%, 04/01/09                    463              484
        6.270%, 11/01/07                    875              898
        6.250%, 07/01/08                  1,364            1,412
        6.222%, 12/01/08                  3,473            3,606
        6.210%, 08/01/08                  1,297            1,342
        6.080%, 09/01/08                    910              940
        5.016%, 02/01/13                     97               98
        4.667%, 04/01/13                    242              241
        4.500%, 07/01/19 to 03/01/20        668              657
   FNMA (A)
        4.968%, 04/25/24                     41               42
        4.857%, 08/01/29                  3,043            3,161
        4.800%, 09/01/24                  2,464            2,539
        4.628%, 12/01/29                    891              904
        4.597%, 08/01/27                  1,102            1,126
        4.396%, 05/01/28                  3,180            3,246
   FNMA REMIC, Ser 1993-32, Cl H
        6.000%, 03/25/23                    188              191
   FNMA REMIC, Ser 1995-13, Cl C
        6.500%, 10/25/08                    262              267

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   11

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Short-Duration Government Fund (Concluded)
July 31, 2005
-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   FNMA REMIC, Ser 2001-53, Cl CA
        5.750%, 06/25/31                $   474         $    475
   FNMA REMIC, Ser 2001-8, Cl FJ (A)
        3.608%, 03/18/31                  3,147            3,150
   FNMA REMIC, Ser 2002-3, Cl PG
        5.500%, 02/25/17                  2,000            2,054
   FNMA REMIC, Ser 2002-34, Cl FE (A)
        3.808%, 05/18/32                    613              616
   FNMA REMIC, Ser 2002-53, Cl FK (A)
        3.860%, 04/25/32                    877              879
   FNMA REMIC, Ser 2002-63, Cl QF (A)
        3.760%, 04/25/29                  1,497            1,503
   FNMA REMIC, Ser 2003-57, Cl KL
        3.500%, 03/25/09                  1,006            1,003
   FNMA REMIC, Ser 2003-76, Cl CA
        3.750%, 07/25/33                  2,296            2,165
   FNMA REMIC, Ser G92-61, Cl FA (A)
        4.118%, 10/25/22                    435              440
   FNMA REMIC, Ser G93-5, Cl Z
        6.500%, 02/25/23                     82               84
   GNMA
        7.500%, 01/15/11 to 02/15/26        712              763
        6.500%, 06/15/16 to 09/15/17      3,033            3,171
        6.000%, 06/15/16 to 09/15/19      1,534            1,591
   GNMA REMIC, Ser 2002-24, Cl FA (A)
        3.908%, 04/16/32                    741              746
                                                        ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $102,288) ($ Thousands)                         101,102
                                                        ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.9%
   FHLB
        3.500%, 05/15/07                 21,500           21,217
        3.375%, 09/14/07                  1,400            1,376
        2.125%, 05/15/06                  2,000            1,970
   FHLMC
        5.750%, 04/15/08                 17,000           17,644
        4.875%, 03/15/07                 17,000           17,194
        3.500%, 09/15/07                  2,400            2,369
   FNMA
        3.000%, 08/15/07                  5,300            5,176
        2.500%, 06/15/06                  2,500            2,467
                                                        ---------
Total U.S. Government Agency Obligations
   (Cost $70,141) ($ Thousands)                           69,413
                                                        ---------

U.S. TREASURY OBLIGATIONS -- 14.3%
   U.S. Treasury Notes
        3.000%, 11/15/07                 30,000           29,337
                                                        ---------
Total U.S. Treasury Obligations
   (Cost $29,965) ($ Thousands)                           29,337
                                                        ---------

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
REPURCHASE AGREEMENT (B) -- 1.9%
   UBS Securities LLC
     3.310%, dated 07/29/05,
     to be repurchased on 08/01/05,
     repurchase price $4,001,103
     (collateralized by a U.S.
     Government obligation,
     par value $4,060,000,
     3.875%, 05/15/07, with total
     market value $4,083,349)           $ 4,000         $  4,000
                                                        ---------
Total Repurchase Agreement
   (Cost $4,000) ($ Thousands)                             4,000
                                                        ---------
Total Investments -- 99.4%
   (Cost $206,394) ($ Thousands)                         203,852
                                                        ---------

OTHER ASSETS AND LIABILITIES -- 0.6%
Payable for Investment Securities Purchased               (3,606)
Payable for Fund Shares Redeemed                            (790)
Income Distributions Payable                                (124)
Administration Fees Payable                                  (56)
Investment Advisory Fees Payable                             (14)
Other Assets and Liabilities, Net                          5,902
                                                        ---------
Total Other Assets and Liabilities                         1,312
                                                        ---------
Net Assets -- 100.0%                                    $205,164
                                                        =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)             211,138
Distributions in excess of net investment income              (6)
Accumulated net realized loss on investments              (3,426)
Net unrealized depreciation on investments                (2,542)
                                                        ---------
Net Assets                                              $205,164
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($205,163,931 / 20,348,063 shares)                     $10.08
                                                        =========

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2005. The date shown is the earlier of the reset date or the demand date.
(B)  Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




Intermediate-Duration Government Fund
July 31, 2005
------------------------------------------------------------
[GRAPHIC OMITTED]
plot points follow:

SECTOR WEIGHTINGS*:
32.8% U.S. Government Mortgage-Backed Obligations
31.4% U.S. Treasury Obligations
29.4% U.S. Government Agency Obligations
6.4% Repurchase Agreement

*Percentages based on total investments.

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 33.7%
   FHLMC
        8.250%, 12/01/07 to 12/01/09    $    44         $     47
        6.500%, 08/01/14                    124              128
        6.000%, 04/01/12 to 09/01/24      3,964            4,077
        5.500%, 11/01/18 to 09/01/19        552              563
   FHLMC REMIC, Ser 1033, Cl G
        8.000%, 01/15/06                      1                1
   FHLMC REMIC, Ser 1599, Cl C
        6.100%, 10/15/23                    894              907
   FHLMC REMIC, Ser 165, Cl K
        6.500%, 09/15/21                     39               38
   FHLMC REMIC, Ser 2760, Cl PH
        3.500%, 10/15/21                  1,199            1,185
   FHLMC TBA
        6.000%, 08/15/18                  2,795            2,884
        5.500%, 08/15/18                    420              428
   FNMA
        9.500%, 05/01/18                     81               89
        8.000%, 05/01/08 to 06/01/08         49               50
        7.500%, 03/01/07                     10               10
        7.040%, 03/01/07                    119              122
        6.984%, 08/01/07                    520              539
        6.962%, 06/01/07                     12               12
        6.950%, 10/01/06                  1,560            1,584
        6.811%, 10/01/07                     31               32
        6.620%, 01/01/08                    195              202
        6.500%, 12/01/31 to 03/01/35      1,669            1,729
        6.460%, 06/01/09                    558              587
        6.265%, 06/01/08                    228              235
        6.080%, 09/01/08                    910              940
        6.075%, 12/01/11                    944            1,006
        6.000%, 07/01/12 to 02/01/18      2,397            2,479
        5.913%, 02/01/12                    953            1,009
        5.626%, 12/01/11                  1,815            1,895
        5.500%, 01/01/17                     63               65
        4.829%, 04/01/13                  6,775            6,815
   FNMA REMIC, Ser 2001-51, Cl QN
        6.000%, 10/25/16                  1,021            1,050
   FNMA REMIC, Ser 2004-27, Cl HN
        4.000%, 05/25/16                    700              690

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   FNMA TBA
        6.500%, 08/14/32                $    59         $     61
        6.000%, 08/18/18                    767              792
   GNMA
        8.750%, 05/20/17 to 11/20/17         46               50
        8.500%, 05/20/16 to 02/20/18        164              177
        8.250%, 04/15/06 to 07/15/08         58               62
        6.000%, 04/15/09 to 09/15/24      1,534            1,581
                                                        ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $34,580) ($ Thousands)                           34,121
                                                        ---------
U.S. TREASURY OBLIGATIONS -- 32.3%
   U.S. Treasury Bonds
       12.000%, 08/15/13                  6,000            7,340
       10.375%, 11/15/12 (A)              4,700            5,342
   U.S. Treasury Notes
        6.500%, 02/15/10                  6,650            7,289
        5.000%, 02/15/11                  1,000            1,042
        4.000%, 03/15/10                  5,500            5,465
        3.500%, 12/15/09                  2,800            2,729
        2.000%, 01/15/14                  3,472            3,512
                                                        ---------
Total U.S. Treasury Obligations
   (Cost $33,168) ($ Thousands)                           32,719
                                                        ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 30.3%
   FHLMC
        6.000%, 06/15/11                 11,500           12,433
        3.625%, 09/15/08                 15,000           14,715
   FNMA
        7.250%, 01/15/10                  3,100            3,454
                                                        ---------
Total U.S. Government Agency Obligations
   (Cost $31,038) ($ Thousands)                           30,602
                                                        ---------
REPURCHASE AGREEMENT (B) -- 6.6%
   UBS Securities LLC
     3.310%, dated 07/29/05,
     to be repurchased on 08/01/05,
     repurchase price $6,701,848
     (collateralized by a U.S. Government
     obligation, par value $6,795,000,
     3.875%, 05/15/07, with total
     market value $6,834,078)             6,700            6,700
                                                        ---------
Total Repurchase Agreement
   (Cost $6,700) ($ Thousands)                             6,700
                                                        ---------
Total Investments -- 102.9%
   (Cost $105,486) ($ Thousands)                         104,142
                                                        ---------



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   13

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Intermediate-Duration Government Fund (Concluded)
July 31, 2005
-----------------------------------------------------------------
                                                           Value
Description                                        ($ Thousands)
-----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.9)%
Payable for Investment Securities Purchased             $ (4,170)
Payable for Fund Shares Redeemed                            (323)
Income Distributions Payable                                (216)
Administration Fees Payable                                  (30)
Investment Advisory Fees Payable                              (9)
Shareholder Servicing Fees Payable                            (1)
Other Assets and Liabilities, Net                          1,794
                                                        ---------
Total Other Assets and Liabilities                        (2,955)
                                                        ---------
Net Assets -- 100.0%                                    $101,187
                                                        =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)            $103,289
Undistributed net investment income                           19
Accumulated net realized loss on investments                (736)
Net unrealized depreciation on investments                (1,344)
Net unrealized depreciation on futures contracts             (41)
                                                        ---------
Net Assets                                              $101,187
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share --  Class A
   ($101,186,853 / 9,792,562 shares)                      $10.33
                                                        =========


A summary of the open Long futures contracts held by the Fund at
July 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)
--------------------------------------------------------------------
                              CONTRACT                UNREALIZED
    TYPE OF     NUMBER OF       VALUE    EXPIRATION  DEPRECIATION
   CONTRACT     CONTRACTS   ($ THOUSANDS)   DATE    ($ THOUSANDS)
--------------------------------------------------------------------
U.S. 5 Year Note   20          $2,144     09/23/05      ($41)
                                                        -----

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B)  Tri-Party Repurchase Agreement
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
14                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




GNMA Fund
July 31, 2005
-----------------------------------------------------------------
[GRAPHIC OMITTED]
plot points follow:

SECTOR WEIGHTINGS*:
96.9% U.S. Govt. Mortgage-Backed Obligations
2.1% Repurchase Agreement
1.0% U.S. Treasury Obligation

*Percentages based on total investments.

-----------------------------------------------------------------
                                    Face Amount    Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 97.4%
   FHLMC
        6.500%, 02/01/13 to 02/01/18    $ 1,081         $  1,121
   FNMA
        8.000%, 09/01/14 to 09/01/28        393              426
        7.000%, 08/01/29 to 10/01/34      1,356            1,427
        6.500%, 07/01/32 to 01/01/34      1,787            1,850
        5.930%, 12/01/08                    645              666
        5.890%, 10/01/11                  1,343            1,416
        5.780%, 11/01/11                  1,219            1,279
        5.735%, 01/01/09                  1,366            1,410
        5.420%, 11/01/08                  1,231            1,253
        4.667%, 04/01/13                  7,894            7,868
   FNMA REMIC, Ser 1990-91, Cl G
        7.000%, 08/25/20                     99              102
   FNMA REMIC, Ser 1992-105, Cl B
        7.000%, 06/25/22                    206              215
   FNMA REMIC, Ser 2002-42, Cl C
        6.000%, 07/25/17                  1,500            1,579
   GNMA
       12.500%, 12/15/10 to 06/15/14          2                2
       12.000%, 04/15/14                     --               --
       11.500%, 02/15/13                      4                4
       10.000%, 05/15/16 to 07/15/20         39               44
        9.500%, 06/15/09 to 11/15/20        628              675
        9.000%, 12/15/17 to 05/15/22        413              451
        8.500%, 08/15/08 to 06/15/17        135              149
        8.000%, 04/15/17 to 03/15/32      2,154            2,319
        7.750%, 10/15/26                     69               75
        7.500%, 04/15/17 to 04/15/32      7,884            8,452
        7.250%, 01/15/28                    289              307
        7.000%, 04/15/19 to 09/15/31     15,684           16,595
        6.750%, 11/15/27                    152              160
        6.500%, 11/15/07 to 03/15/33     22,870           23,928
        6.000%, 02/15/09 to 06/15/35     54,332           55,964
        5.500%, 10/15/32 to 04/15/35     15,839           16,048
        5.000%, 06/15/33 to 06/15/35     21,930           21,803
        4.500%, 09/15/33 to 05/15/35      2,999            2,911
   GNMA REMIC, Ser 2003-63, Cl UV
        3.500%, 07/20/30                  3,340            3,227
   GNMA TBA
        6.500%, 08/20/33                  1,062            1,109
        6.000%, 08/01/33                    226              232
                                                        ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $174,145) ($ Thousands)                         175,067
                                                        ---------

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) -- 1.0%
   U.S. Treasury Bonds
        6.125%, 08/15/29                $ 1,500         $  1,848
                                                        ---------
Total U.S. Treasury Obligation
   (Cost $1,634) ($ Thousands)                             1,848
                                                        ---------

REPURCHASE AGREEMENT (B) -- 2.1%
   UBS Securities LLC
     3.310%, dated 07/29/05,
     to be repurchased on 08/01/05,
     repurchase price $3,801,148
     (collateralized by a U.S. Government
     obligation, par value $3,855,000,
     3.875%, 05/15/07, with total
     market value $3,877,170)             3,800            3,800
                                                        ---------
Total Repurchase Agreement
   (Cost $3,800) ($ Thousands)                             3,800
                                                        ---------
Total Investments -- 100.5%
   (Cost $179,579) ($ Thousands)                         180,715
                                                        ---------

OTHER ASSETS AND LIABILITIES -- (0.5)%
Payable for Investment Securities Purchased               (1,342)
Income Distributions Payable                                (243)
Payable for Fund Shares Redeemed                            (212)
Administration Fees Payable                                  (49)
Shareholder Servicing Fees Payable                           (21)
Investment Advisory Fees Payable                             (15)
Other Assets and Liabilities, Net                            978
                                                        ---------
Total Other Assets and Liabilities                          (904)
                                                        ---------
Net Assets                                              $179,811
                                                        =========


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   15

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


GNMA Fund (Concluded)
July 31, 2005
-----------------------------------------------------------------
                                                           Value
Description                                        ($ Thousands)
-----------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)            $189,039
Distribution in excess of net investment income               (3)
Accumulated net realized loss on investments             (10,336)
Net unrealized appreciation on investments                 1,136
Net unrealized depreciation on futures contracts             (25)
                                                        ---------
Net Assets                                              $179,811
                                                        =========
Net Assets Value, Offering and Redemption
   Price Per Share -- Class A
   ($179,811,239 / 18,768,463 shares)                      $9.58
                                                        =========

A summary of the open long/(short) futures contracts held by the fund at July 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)
--------------------------------------------------------------------
                                                      UNREALIZED
                              CONTRACT               APPRECIATION
    TYPE OF     NUMBER OF       VALUE    EXPIRATION  DEPRECIATION
   CONTRACT     CONTRACTS   ($ THOUSANDS)   DATE    ($ THOUSANDS)
--------------------------------------------------------------------
U.S. 5 Year Note   32          $3,431     09/23/05       ($38)
U.S. 10 Year Note  (5)           (555)    09/23/05         13
                                                          ---
                                                         ($25)
                                                          ===

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B)  Tri-Party Repurchase Agreement
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
16                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




Ultra Short Bond Fund
July 31, 2005
------------------------------------------------------------
[GRAPHIC OMITTED]
plot points follow:

SECTOR WEIGHTINGS*:
57.7% Asset-Backed Securities
21.4% Corporate Bonds
8.4% U.S. Government Mortgage-Backed Obligations
4.3% U.S. Treasury Obligations
4.1% U.S. Government Agency Obligations
2.8% Repurchase Agreement
1.3% Certificates of Deposit/Extendable Commercial Notes

*Percentages based on total investments.

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
ASSET BACKED SECURITIES -- 58.0%
AUTOMOTIVE -- 15.8%
   Aesop Funding II LLC,
      Ser 2002-1A, Cl A1
        3.850%, 10/20/06                 $  500        $     500
   Aesop Funding II LLC,
     Ser 2003-4A, Cl A1 (A)
        3.660%, 08/20/07                  1,685            1,688
   Aesop Funding II LLC,
     Ser 2003-5A, Cl A1
        2.780%, 12/20/07                  1,000              993
   Aesop Funding II LLC,
     Ser 2005-1A, Cl A2 (A)
        3.490%, 04/20/09                    800              799
   Americredit Automobile Receivables
     Trust, Ser 2004-BM, Cl A2
        1.450%, 09/06/07                    304              303
   Americredit Automobile Receivables
     Trust, Ser 2004-CA, Cl A3
        3.000%, 03/06/09                    975              962
   Americredit Automobile Receivables
     Trust, Ser 2004-DF, Cl A3
        2.980%, 07/06/09                    640              627
   Americredit Automobile Receivables
     Trust, Ser 2005-1, Cl B
        4.480%, 11/06/09                    840              838
   BMW Vehicle Owner Trust,
     Ser 2003-A, Cl A3
        1.940%, 02/25/07                    232              232
   Bank One Auto Securitization Trust,
     Ser 2003-1, Cl A3
        1.820%, 09/20/07                    782              775
   Capital Auto Receivables Asset Trust,
     Ser 2002-4, Cl A4
        2.640%, 03/17/08                    940              931
   Capital Auto Receivables Asset Trust,
      Ser 2004-1, Cl A3
        2.000%, 11/15/07                    925              912
   Capital Auto Receivables Asset Trust,
      Ser 2004-2, Cl A1A
        3.120%, 03/15/07                  1,245            1,236

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   Capital Auto Receivables Asset Trust,
      Ser 2005-1, Cl B (A)
        3.763%, 06/15/10                 $  440        $     443
   Capital One Auto Finance Trust,
     Ser 2001, Cl A4
        5.400%, 05/15/08                    407              408
   Capital One Auto Finance Trust,
     Ser 2003-B, Cl A3 (A)
        3.498%, 01/15/08                    417              417
   Capital One Prime Auto Receivable
     Trust, Ser 2003-1, Cl A3
        1.970%, 04/15/07                    217              216
   Capital One Prime Auto Receivable
     Trust, Ser 2004-1, Cl A4 (A)
        3.458%, 08/17/09                  1,250            1,251
   Capital One Prime Auto Receivable
     Trust, Ser 2004-2, Cl A2
        2.430%, 02/15/07                    536              535
   Capital One Prime Auto Receivable
     Trust, Ser 2004-2, Cl A3
        3.060%, 03/17/08                  2,250            2,230
   Capital One Prime Auto Receivable
     Trust, Ser 2004-3, Cl A2
        3.040%, 07/15/07                    538              536
   Carmax Auto Owner Trust,
     Ser 2003-1, Cl A3
        1.610%, 02/15/07                    395              392
   Carmax Auto Owner Trust,
     Ser 2004-1, Cl A2
        1.870%, 12/15/06                    236              236
   Chase Manhattan Auto Owner Trust,
     Ser 2003-A, Cl A3
        1.520%, 05/15/07                    286              284
   Chase Manhattan Auto Owner Trust,
     Ser 2003-C, Cl A3
        2.260%, 11/15/07                    936              928
   Chase Manhattan Auto Owner Trust,
     Ser 2005-A, Cl A3
        3.870%, 06/15/09                    820              813
   Chesapeake Funding Trust,
     Ser 2004-1A, Cl A2 (A)
        3.320%, 07/07/16                    400              400
   DaimlerChrysler Auto Trust,
     Ser 2004-B, Cl A2
        2.480%, 02/08/07                    470              468
   DaimlerChrysler Auto Trust,
     Ser 2004-B, Cl A3
        3.180%, 09/08/08                  1,000              990
   DaimlerChrysler Auto Trust,
     Ser 2005-A,  Cl A3
        3.490%, 12/08/08                  1,315            1,298
   DaimlerChrysler Auto Trust,
     Ser 2005-B, Cl A3
        4.040%, 09/08/09                    610              607

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   17

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Ultra Short Bond Fund
July 31, 2005
-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   Ford Credit Auto Owner Trust,
     Ser 2004-A, Cl A2
        2.130%, 10/15/06                 $  609        $     607
   Ford Credit Auto Owner Trust,
     Ser 2005-A, Cl A3
        3.480%, 11/15/08                  1,140            1,128
   Harley-Davidson Motorcycle Trust,
     Ser 2003-2, Cl A1
        1.340%, 01/15/08                     29               29
   Harley-Davidson Motorcycle Trust,
     Ser 2004-1, Cl A1
        1.400%, 10/15/08                    335              332
   Hertz Vehicle Financing,
     Ser 2004-1A, Cl A2
        2.380%, 05/25/08                  1,750            1,695
   Honda Auto Receivables Owner Trust,
     Ser 2003-1, Cl A3
        1.920%, 11/20/06                    245              244
   Honda Auto Receivables Owner Trust,
     Ser 2003-2, Cl A3
        1.690%, 02/21/07                    240              238
   Honda Auto Receivables Owner Trust,
     Ser 2003-5, Cl A3
        2.300%, 10/18/07                    749              742
   Honda Auto Receivables Owner Trust,
     Ser 2005-1, Cl A3
        3.530%, 10/21/08                    865              855
   Honda Auto Receivables Owner Trust,
     Ser 2005-2, Cl A2
        3.650%, 08/15/07                    950              947
   Honda Auto Receivables Owner Trust,
     Ser 2005-3, Cl A3
        3.870%, 04/20/09                    848              840
   Household Automotive Trust,
     Ser 2002-2, Cl A (A)
        3.730%, 04/20/32                    535              536
   Household Automotive Trust,
     Ser 2003-1, Cl A3
        1.730%, 12/17/07                  1,147            1,142
   Household Automotive Trust,
     Ser 2004-14, Cl A2
        2.520%, 12/17/07                    462              461
   Household Automotive Trust,
     Ser 2005-1, Cl A3
        4.150%, 02/17/10                  1,371            1,363
   Household Automotive Trust,
     Ser 2005-2, Cl A3
        4.370%, 05/17/10                  1,276            1,276
   Hyundai Auto Receivables Trust,
     Ser 2003-A, Cl A2
        1.560%, 09/15/06                      4                4
   Hyundai Auto Receivables Trust,
     Ser 2003-A, Cl A3
        2.330%, 11/15/07                  1,100            1,092

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   Hyundai Auto Receivables Trust,
     Ser 2004-A, Cl A2
        2.360%, 09/15/07                 $  649        $     646
   Hyundai Auto Receivables Trust,
     Ser 2005-A, Cl A3
        3.980%, 11/16/09                    659              654
   Merrill Auto Trust Securitization,
     Ser 2005-1, Cl B (A)
        3.700%, 07/25/12                    815              815
   Morgan Stanley Auto Loan Trust,
     Ser 2004-HB1, Cl A2
        1.920%, 10/15/06                    288              287
   Morgan Stanley Auto Loan Trust,
     Ser 2004-HB2, Cl A2
        2.400%, 07/16/07                  1,735            1,726
   Navistar Financial Corporate Owner
     Trust, Ser 2003-B, Cl A2
        1.690%, 09/15/06                     48               48
   Nissan Auto Receivables Owner Trust,
     Ser 2003-A, Cl A3
        1.890%, 12/15/06                    249              248
   Nissan Auto Receivables Owner Trust,
     Ser 2003-B, Cl A
        1.510%, 08/15/07                    647              643
   Nissan Auto Receivables Owner Trust,
     Ser 2005-A, Cl A3
        3.540%, 10/15/08                  1,590            1,572
   Nissan Auto Receivables Owner Trust,
     Ser 2005-B, Cl A2
        3.750%, 09/17/07                    600              598
   Onyx Acceptance Auto Trust,
     Ser 2003-B, Cl A3
        1.770%, 05/15/07                    381              380
   Onyx Acceptance Auto Trust,
     Ser 2003-C, Cl A3
        1.870%, 08/15/07                    494              492
   Onyx Acceptance Auto Trust,
     Ser 2005-B, Cl A2
        4.030%, 04/15/08                    785              784
   Susquehanna Auto Lease Trust,
     Ser 2005-1A, Cl 1A
        4.080%, 07/16/07                  1,750            1,750
   Toyota Auto Receivables Owner Trust,
     Ser 2002-C, Cl A3
        2.650%, 11/15/06                     60               60
   USAA Auto Owner Trust,
     Ser 2003-1, Cl A3
        1.580%, 06/15/07                     95               95
   USAA Auto Owner Trust,
     Ser 2004-2, Cl A2
        2.410%, 02/15/07                    528              526
   USAA Auto Owner Trust,
     Ser 2005-2, Cl A2
        3.800%, 12/17/07                  2,176            2,170
--------------------------------------------------------------------------------
18                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




-----------------------------------------------------------------
                                    Face Amount    Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   WFS Financial Owner Trust,
     Ser 2002-4, Cl A3A
        2.390%, 08/20/07                 $  189        $     189
   WFS Financial Owner Trust,
     Ser 2003-1, Cl A3
        2.030%, 08/20/07                    155              155
   WFS Financial Owner Trust,
     Ser 2003-2, Cl A3
        1.760%, 01/21/08                    338              337
   WFS Financial Owner Trust,
     Ser 2004-1, Cl A3
        2.190%, 06/20/08                  1,170            1,160
   WFS Financial Owner Trust,
     Ser 2005-3, Cl A2
        4.000%, 06/17/08                  1,246            1,245
   Whole Auto Loan Trust,
     Ser 2002-1, Cl A3
        2.600%, 08/15/06                     91               91
   Whole Auto Loan Trust,
     Ser 2004-1, Cl A2A
        2.590%, 05/15/07                    487              485
   World Omni Auto Receivables Trust,
     Ser 2003-A, Cl A3
        1.980%, 05/15/07                    340              338
                                                        ---------
                                                          54,273
                                                        ---------
CREDIT CARD -- 10.2%
   Advanta Business Card Master Trust,
     Ser 2004-C1, Cl C (A)
        4.480%, 09/20/13                    485              492
   American Express Credit Account
     Master Trust, Ser 2003-4, Cl A
        1.690%, 01/15/09                    695              680
   American Express Credit Account
     Master Trust, Ser 2004-C, Cl C (A)
        3.888%, 02/15/12                    654              656
   Bank One Issuance Trust,
     Ser 2003-B2, Cl B2 (A)
        3.618%, 02/17/09                  1,750            1,751
   Bank One Issuance Trust,
     Ser 2004-B1, Cl B1 (A)
        3.708%, 03/15/12                  1,250            1,257
   Capital One Master Trust,
      Ser 2001-2, Cl A (A)
        3.528%, 01/15/09                  1,750            1,751
   Capital One Multi-Asset Executive
     Trust, Ser 2003-A1, Cl A1 (A)
        3.778%, 01/15/09                  1,465            1,469
   Capital One Multi-Asset Executive
     Trust, Ser 2003-B1, Cl B1 (A)
        4.558%, 02/17/09                  1,250            1,258

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   Capital One Multi-Asset Executive
     Trust, Ser 2004, Cl 1
        3.400%, 11/16/09                 $  800        $     787
   Capital One Multi-Asset Executive
     Trust, Ser 2004-A6, Cl A6 (A)
        3.450%, 04/15/10                  1,500            1,500
   Capital One Multi-Asset Executive
     Trust, Ser 2004-B4, Cl B4 (A)
        3.688%, 05/17/10                  1,550            1,555
   Capital One Multi-Asset Executive
     Trust, Ser 2005-B2, Cl B2 (A)
        3.538%, 03/15/11                  1,500            1,495
   Chase Credit Card Master Trust,
     Ser 2004-2, Cl A (A)
        3.428%, 09/15/09                  1,485            1,485
   Chemical Master Credit Card Trust,
     Ser 1996-2, Cl A
        5.980%, 09/15/08                  1,000            1,009
   Citibank Credit Card Issuance Trust,
     Ser 2000-C1, Cl C1
        7.450%, 09/15/07                  1,500            1,507
   Citibank Credit Card Issuance Trust,
     Ser 2002-A9, Cl A9 (A)
        3.450%, 12/17/07                  1,300            1,300
   Citibank Credit Card Issuance Trust,
     Ser 2003-A2, Cl A2
        2.700%, 01/15/08                  1,560            1,551
   Citibank Credit Card Issuance Trust,
     Ser 2003-A5, Cl A5
        2.500%, 04/07/08                  1,350            1,335
   Discover Card Master Trust,
     Ser 2004-2, Cl A1 (A)
        3.408%, 05/15/10                  1,250            1,248
   Discover Card Master Trust,
     Ser 2005-1, Cl B (A)
        3.538%, 09/16/10                  1,500            1,497
   First USA Credit Card Master Trust,
     Ser 1999-2, Cl A (A)
        3.607%, 10/20/08                  1,000            1,001
   GE Capital Credit Card Master Trust,
     Ser 2004-1, Cl A (A)
        3.438%, 06/15/10                  1,785            1,786
   GE Capital Credit Card Master Trust,
     Ser 2004-2, Cl B (A)
        3.648%, 09/15/10                  2,000            2,003
   Household Affinity Credit Card Trust,
     Ser 2003-1, Cl B (A)
        3.938%, 02/15/10                  1,250            1,262
   MBNA Credit Card Master Note Trust,
     Ser 2001-B1, Cl B1 (A)
        3.763%, 10/15/08                  1,125            1,127


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   19

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Ultra Short Bond Fund (Continued)
July 31, 2005

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   MBNA Credit Card Master Note Trust,
     Ser 2002-B1, Cl B1
        5.150%, 07/15/09                 $  500         $    505
   Metris Master Trust,
     Ser 2005-1A, Cl B (A)
        3.808%, 03/21/11                  1,675            1,675
                                                        ---------
                                                          34,942
                                                        ---------
MISCELLANEOUS BUSINESS SERVICES -- 7.7%
   AICCO Premium Finance Master Trust,
     Ser 2004-1, Cl A (A)
        3.568%, 11/17/08                    671              671
   CIT Equipment Collateral,
     Ser 2005-VT1, Cl A3
        4.120%, 08/20/08                  1,040            1,036
   CNH Equipment Trust,
     Ser 2003-B, Cl A3A (A)
        3.528%, 01/15/08                    724              724
   CNH Equipment Trust,
     Ser 2004-A, Cl A3B
        2.940%, 10/15/08                  1,600            1,571
   CNH Equipment Trust,
     Ser 2005-A, Cl A3
        4.020%, 04/15/09                    800              795
   California Infrastructure SDG&E,
     Ser 1997-1, Cl A6
        6.310%, 09/25/08                  1,656            1,677
   Capital Source Commercial Loan Trust,
     Ser 2003-2A, Cl D (A)
        5.930%, 09/20/13                    441              441
   Capital Source Commercial Loan Trust,
     Ser 2004-1A, Cl A2 (A)
        3.760%, 04/20/13                    637              639
   Capital Source Commercial Loan Trust,
     Ser 2004-2A, Cl C (A)
        4.280%, 08/20/13                    888              888
   Capital Source Commercial Loan Trust,
     Ser 2005-1A, Cl B (A)
        3.710%, 02/20/14                    877              877
   Colts Trust, Ser 2005-1A, Cl A1 (A)
        3.650%, 03/20/15                    895              895
   DaimlerChrysler Master Owner Trust,
     Ser 2003-A, Cl A (A)
        3.438%, 02/15/08                  1,075            1,075
   Franklin CLO, Ser 4A, Cl A (A) (B)
        3.980%, 09/20/15                    500              503
   GE Commercial Equipment Financing
     LLC, Ser 2004-1, Cl B (A)
        3.630%, 12/20/15                    850              849
   GE Commercial Equipment Financing
     LLC, Ser 2005-1, Cl A3A
        3.980%, 03/20/09                  1,167            1,165

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   John Deere Owner Trust,
     Ser 2004-A, Cl A2
        1.680%, 11/15/06                 $  803        $     800
   Navistar Financial Dealer Owner Trust,
     Ser 2003-A, Cl A2 (A)
        3.760%, 06/25/09                  2,125            2,126
   Navistar Financial Dealer Owner Trust,
     Ser 2003-A, Cl A3
        1.730%, 02/15/07                    488              485
   Navistar Financial Dealer Owner Trust,
     Ser 2004-1, Cl A (A)
        3.660%, 05/25/10                    650              650
   Nelnet Student Loan Trust,
     Ser 2004-3, Cl A2 (A)
        3.680%, 01/25/16                    628              628
   Nelnet Student Loan Trust,
     Ser 2004-4, Cl A2 (A)
        3.670%, 04/25/16                    979              980
   Nelnet Student Loan,
     Ser 2004-1, Cl A2 (A)
        3.404%, 08/26/30                  2,230            2,230
   Nelnet Student Loan,
     Ser 2004-2A, Cl A1 (A)
        3.294%, 11/25/09                    476              476
   Providian Gateway Master Trust,
     Ser 2004-AA, Cl A (A)
        3.618%, 03/15/11                  1,970            1,972
   Providian Gateway Master Trust,
     Ser 2004-BA, Cl A (A)
        3.578%, 07/15/10                  1,925            1,926
   Providian Gateway Master Trust,
     Ser 2004-EA, Cl A (A)
        3.518%, 11/15/11                    565              564
                                                        ---------
                                                          26,643
                                                        ---------
MORTGAGE RELATED -- 24.3%
   AAA Trust, Ser 2005-2, Cl A1 (A)
        3.564%, 11/26/35                  1,478            1,477
   Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (A)
        3.835%, 11/25/29                    240              241
   American Home Mortgage Investment
     Trust, Ser 2003-1, Cl A (A)
        3.860%, 02/25/34                    525              525
   Ameriquest Mortgage Securities,
     Ser 2004-R12, Cl A3 (A)
        3.740%, 01/25/35                  1,045            1,048
   Ameriquest Mortgage Securities,
     Ser 2005-R1, Cl A3A (A)
        3.560%, 03/25/35                    268              268


--------------------------------------------------------------------------------
20                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   Ameriquest Mortgage Securities,
     Ser 2005-R3, Cl A3A (A)
        3.550%, 05/25/35                 $  931        $     931
   Asset Securitization,
     Ser 1997-D5, Cl A1B
        6.660%, 02/14/43                    408              416
   Bank of America Large Loan,
     Ser 2004-BBA4, Cl A2 (A)
        3.548%, 06/15/18                    560              553
   Bank of America Mortgage Securities,
     Ser 2004-J, Cl 2A1 (A)
        4.810%, 11/25/34                    598              595
   Bank of America Mortgage Securities,
     Ser 2005-A, Cl 2A2 (A)
        4.480%, 02/25/35                  2,090            2,059
   Bank of America Mortgage Securities,
     Ser 2005-C, Cl 2A2 (A)
        4.732%, 04/25/35                  1,458            1,440
   Bear Stearns Commercial Mortgage,
     Ser 1998-C1, Cl A1
        6.340%, 06/16/30                    515              525
   Bear Stearns Commercial Mortgage,
     Ser 2004-BBA3, Cl A1B (A)
        3.618%, 06/15/17                  1,157            1,157
   CS First Boston Mortgage Securities,
     Ser 1997-C2, Cl A2
        6.520%, 01/17/35                    154              155
   CS First Boston Mortgage Securities,
     Ser 2004-TF2A, Cl A2 (A)
        3.588%, 11/15/19                  1,750            1,732
   Centex Home Equity Trust,
     Ser 2005-A, Cl AF1
        3.700%, 06/25/22                    401              398
   Chase Funding Mortgage Loan,
     Ser 2004-2, Cl 1A1 (A)
        3.610%, 01/25/20                    704              704
   CitiFinancial Mortgage Securities,
     Ser 2004-1, Cl AF1 (A)
        3.550%, 04/25/34                    384              384
   Citigroup Mortgage Loan Trust,
     Ser 2004-HYB3, Cl 1A
        4.021%, 09/25/34                  3,016            2,983
   Citigroup Mortgage Loan Trust,
     Ser 2005-OPT1, Cl A1A (A)
        3.550%, 02/25/14                  1,001            1,001
   Countrywide Asset-Backed Certificates,
     Ser 2004-12, Cl AF1 (A)
        3.660%, 03/25/22                    873              873
   Countrywide Asset-Backed Certificates,
     Ser 2004-15, Cl AF1 (A)
        3.660%, 04/25/22                  1,411            1,411
   Countrywide Asset-Backed Certificates,
     Ser 2004-7, Cl AF1 (A)
        3.660%, 10/25/22                    781              781

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   Countrywide Home Loans,
     Ser 2004-29, Cl 1A1 (A)
        3.730%, 02/25/35                 $  604         $    605
   Countrywide Home Loans,
     Ser 2005-7, Cl 1A1 (A)
        3.730%, 03/25/35                  1,957            1,957
   Crusade Global Trust,
     Ser 2003-1, Cl A (A)
        3.500%, 01/17/34                  1,132            1,134
   Fremont Home Loan Owner Trust,
     Ser 1999-1 (A)
        4.060%, 03/25/30                     19               19
   GMAC Commercial Mortgage
     Securities, Ser 1999-CTL1, Cl A
        7.151%, 12/15/16                  1,231            1,263
   GMAC Mortgage Corporation Loan,
     Ser 2004-HE1, Cl A1 (A)
        3.540%, 06/25/34                  1,890            1,890
   GMAC Mortgage Corporation Loan,
     Ser 2005-HE1, Cl A1 (A)
        3.520%, 08/25/35                    975              975
   GSR Mortgage Loan Trust,
     Ser 2005-AR2, Cl 1A2
        4.690%, 04/25/35                  1,400            1,404
   Granite Master Issuer PLC,
     Ser 2005-1, Cl M1 (A)
        3.660%, 12/20/54                    550              550
   Granite Mortgages PLC,
     Ser 2002-2, Cl 1A2 (A)
        3.800%, 01/20/43                  1,813            1,817
   Impac CMB Trust,
     Ser 2003-12, Cl A1 (A)
        3.840%, 12/25/33                  1,638            1,640
   Impac CMB Trust,
     Ser 2004-9, Cl 1A1 (A)
        3.840%, 01/25/35                  1,469            1,472
   Impac CMB Trust,
     Ser 2005-1, Cl 1A1 (A)
        3.720%, 04/25/35                  1,278            1,279
   Impac CMB Trust,
     Ser 2005-2, Cl 1A1 (A)
        3.720%, 04/25/35                  1,405            1,406
   Impac CMB Trust,
     Ser 2005-3, Cl A1 (A)
        3.700%, 08/25/35                  1,186            1,188
   Impac CMB Trust,
     Ser 2005-4, Cl 1M1 (A)
        3.890%, 05/25/35                  1,886            1,884
   JPMorgan Chase Commercial
     Mortgage Trust, Ser 2004-FL1A,
      Cl A1 (A)
        3.579%, 04/16/19                  1,758            1,759
   MLCC Mortgage Investors,
     Ser 2004-G, Cl A1 (A)
        3.740%, 01/25/30                    927              931

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   21

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Ultra Short Bond Fund (Continued)
July 31, 2005

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   MLCC Mortgage Investors,
     Ser 2004-HB1, Cl A1 (A)
        3.820%, 04/25/29                 $1,218         $  1,219
   MLCC Mortgage Investors,
     Ser 2005-A, Cl A1 (A)
        3.690%, 03/25/30                  1,059            1,060
   Master Adjustable Rate Mortgage
     Trust, Ser 2004-12, Cl 5A1
        4.541%, 10/25/34                  1,669            1,672
   Mellon Bank Premium Finance Loan
     Trust, Ser 2004-1, Cl A (A)
        3.570%, 06/15/09                    810              812
   Merrill Lynch Mortgage Investors,
     Ser 2005-A1, Cl 1A
        4.351%, 12/25/34                  1,441            1,448
   Merrill Lynch Mortgage Investors,
     Ser 2005-A2, Cl A2
        4.505%, 02/25/35                  2,027            2,010
   Merrill Lynch Mortgage Investors,
     Ser 2005-A3, Cl A1 (A)
        3.730%, 04/25/35                  1,418            1,418
   MortgageIT Trust,
     Ser 2005-2, Cl 1A1 (A)
        3.720%, 05/25/35                    709              709
   MortgageIT Trust,
     Ser 2005-3, Cl A1 (A)
        3.760%, 08/25/35                  1,989            1,989
   New Century Home Equity Loan Trust,
     Ser 2004-2, Cl A3 (A)
        3.710%, 08/25/34                    818              818
   New Century Home Equity Loan Trust,
     Ser 2005-1, Cl A1MZ (A)
        3.750%, 03/25/35                  1,284            1,285
   Nomura Asset Securities Corporation,
     Ser 1998-D6, Cl A1A
        6.280%, 03/15/30                    368              373
   Option One Mortgage Loan Trust,
     Ser 2003-3, Cl A2 (A)
        3.760%, 06/25/33                    365              365
   Option One Mortgage Loan Trust,
     Ser 2005-3, Cl M1 (A)
        3.810%, 06/10/37                    428              428
   Permanent Financing PLC,
     Ser 7, Cl 1C (A)
        3.659%, 06/10/42                    200              200
   Permanent Financing PLC,
     Ser 8, Cl 1B (A)
        3.518%, 06/10/42                    935              935
   Puma Finance Limited,
     Ser S1, Cl A (A)
        3.429%, 08/09/35                  1,104            1,104
   RMAC PLC,
     Ser 2003-NS4A, Cl A2B (A)
        3.690%, 03/12/36                  1,000            1,001

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   RMAC PLC,
     Ser 2005-NS1A, Cl A1 (A)
        3.450%, 12/12/18                 $  761         $    761
   Residential Asset Mortgage Products,
     Ser 2005-RS6, Cl A11 (A)
        3.440%, 07/29/35                  1,720            1,720
   Residential Asset Securities
     Corporation, Ser 2000-KS5,
     Cl AII (A)
        3.700%, 12/25/31                     87               87
   Residential Asset Securities
     Corporation, Ser 2001-KS4,
     Cl AIB (A)
        3.780%, 05/25/32                    248              248
   Residential Asset Securities
     Corporation, Ser 2004-KS1,
     Cl AI2
        2.463%, 11/25/25                    576              573
   Residential Asset Securities
     Corporation, Ser 2004-KS3,
     Cl AI1 (A)
        3.550%, 11/25/20                     37               37
   Residential Asset Securities
     Corporation, Ser 2005-KS1,
     Cl A1 (A)
        3.570%, 04/25/25                    562              562
   Residential Asset Securities
     Corporation, Ser 2005-KS7,
     Cl A1 (A)
        3.580%, 08/25/35                    966              966
   Residential Asset Securities
     Corporation, Ser 3-KS8,
     Cl AI1
        2.610%, 06/25/24                    530              528
   Residential Mortgage Securities
     Trust, Ser 20A, Cl A1B (A)
        3.152%, 08/10/30                    700              700
   Sequoia Mortgage Trust,
     Ser 2004-10, Cl A2 (A)
        3.750%, 11/20/34                    953              958
   Sequoia Mortgage Trust,
     Ser 2004-11, Cl A1 (A)
        3.730%, 12/20/34                    748              749
   Sequoia Mortgage Trust,
     Ser 2004-12, Cl A1A (A)
        3.700%, 01/20/35                    634              635
   Sequoia Mortgage Trust,
     Ser 2005-1, Cl A1 (A)
        3.660%, 02/20/35                    594              594
   Sequoia Mortgage Trust,
     Ser 2005-2, Cl A1 (A)
        3.650%, 03/20/35                    643              643
   Thornburg Mortgage Securities Trust,
     Ser 2004-2, Cl A2 (A)
        3.610%, 06/25/44                  1,191            1,191

--------------------------------------------------------------------------------
22                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   Wells Fargo Mortgage Backed
     Securities, Ser 2004-BB, Cl A2 (A)
        4.581%, 01/25/35                 $2,325         $  2,294
   Wells Fargo Mortgage Backed
     Securities, Ser 2004-Z, Cl 2A1 (A)
        4.597%, 12/25/34                  1,013            1,005
   Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR1, Cl 1A1 (A)
        4.564%, 02/25/35                  2,219            2,200
   Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR2, Cl 2A2 (A)
        4.562%, 03/25/35                  1,288            1,273
   Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR4, Cl 2A2
        4.542%, 04/25/35                  1,372            1,354
   Westpac Securitisation Trust,
     Ser 2005-1G, Cl A1 (A)
        3.522%, 03/23/36                    862              859
                                                        ---------
                                                          83,613
                                                        ---------
Total Asset Backed Securities
   (Cost $200,280) ($ Thousands)                         199,471
                                                        ---------

CORPORATE BONDS -- 21.6%
AEROSPACE & DEFENSE -- 0.4%
   General Dynamics Corporation
        2.125%, 05/15/06                  1,265            1,246
                                                        ---------
AIR TRANSPORTATION -- 0.5%
   American Airlines Incorporated (A)
        4.072%, 09/23/07                  1,021            1,024
   Delta Airlines Incorporated (A)
        4.400%, 01/25/08                    527              528
                                                        ---------
                                                           1,552
                                                        ---------
AUTO FINANCE -- 0.4%
   Ford Motor Credit Company (A)
        4.308%, 09/28/07                  1,250            1,224
                                                        ---------
BANK HOLDING COMPANY -- 0.5%
   Wells Fargo Company (A)
        3.538%, 09/28/07                  1,680            1,681
                                                        ---------
BANKS -- 1.3%
   SunTrust Bank, Ser CD (A)
        3.330%, 05/17/07                  1,390            1,390
   Wachovia Corporation (A)
        3.720%, 07/20/07                  1,500            1,501
   World Savings Bank (A)
        3.390%, 06/01/07                  1,750            1,751
                                                        ---------
                                                           4,642
                                                        ---------

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.0%
   Clear Channel Communications
     Incorporated
        6.000%, 11/01/06                 $1,000         $  1,012
   Sprint Capital Corporation
        4.780%, 08/17/06                  1,000            1,003
   Univision Communications
     Incorporated
        2.875%, 10/15/06                  1,500            1,467
                                                        ---------
                                                           3,482
                                                        ---------
CREDIT CARD -- 0.4%
   American Express Credit (A)
        3.557%, 09/19/06                  1,250            1,252
                                                        ---------
ELECTRICAL SERVICES -- 1.6%
   Dominion Resources Incorporated
        3.660%, 11/15/06                  1,750            1,730
   FPL Group Capital Incorporated
        4.086%, 02/16/07                  1,430            1,423
   Nisource Finance Corporation (A)
        3.854%, 11/23/09                  1,500            1,506
   Pinnacle West Capital Corporation
     (A) (B)
        4.004%, 04/01/07                    875              875
                                                        ---------
                                                           5,534
                                                        ---------
FINANCIAL SERVICES -- 5.2%
   AIG Sunamerica Global Finance IV
        5.850%, 02/01/06                  1,000            1,008
   Allstate Life Global Funding Trust
     (A) (B)
        3.599%, 04/02/07                  1,500            1,501
   Allstate Life Global Funding Trust,
     Ser 04-2 (A)
        3.354%, 05/25/07                    395              395
   Bae Systems Holdings (A) (B)
        4.050%, 08/15/08                  1,035            1,034
   Caterpillar Financial Services,
     Ser F (A)
        3.310%, 02/11/08                  1,000            1,000
   Doral Financial Corporation (A)
        4.450%, 07/20/07                  1,450            1,380
   General Electric Capital Corporation
     MTN (A)
        3.460%, 03/09/07                  1,750            1,752
   General Electric Capital Corporation
     MTN, Ser A (A)
        3.504%, 06/22/07                  2,000            2,002
   General Motors Acceptance
     Corporation MTN (A)
        4.145%, 05/18/06                  1,000              996

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   23

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Ultra Short Bond Fund (Continued)
July 31, 2005
-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   John Deere Capital Corporation
     MTN, Ser D (A)
        3.370%, 08/24/06                 $1,225         $  1,226
   MBIA Global Funding LLC (A) (B)
        3.420%, 01/11/08                  1,675            1,675
   National Rural Utilities
        3.000%, 02/15/06                  2,000            1,988
   Nationwide Building Society (A) (B)
        3.310%, 02/01/08                  2,000            2,001
                                                        ---------
                                                          17,958
                                                        ---------
FOOD, BEVERAGE & TOBACCO -- 0.9%
   General Mills Incorporated
        2.625%, 10/24/06                  1,500            1,465
   Tyson Foods Incorporated
        7.250%, 10/01/06                  1,500            1,548
                                                        ---------
                                                           3,013
                                                        ---------
HEALTHCARE -- 0.6%
   Anthem Incorporated
        4.875%, 08/01/05                    995              995
   United Health Group Incorporated
        7.500%, 11/15/05                  1,000            1,009
                                                        ---------
                                                           2,004
                                                        ---------
INSURANCE -- 3.5%
   ASIF Global Finance (A) (B)
        3.449%, 05/30/06                  1,000            1,000
        3.250%, 05/03/07                  1,500            1,497
   Berkshire Hathaway Financial (A)
        3.600%, 01/11/08                    775              775
   Marsh & McLennan Companies Incorporated (A)
        3.710%, 07/13/07                  1,420            1,410
   Met Life Global Fundings (A) (B)
        3.484%, 03/16/07                  1,550            1,551
   Monument Global Funding (A) (B)
        3.770%, 04/10/06                  1,500            1,502
   NAC RE Corporation
        7.150%, 11/15/05                  1,250            1,258
   Nationwide Life Global Funding
     (A) (B)
        3.534%, 06/22/07                  1,720            1,721
   Protective Life Secured Trust (A)
        3.650%, 04/13/07                  1,240            1,241
                                                        ---------
                                                          11,955
                                                        ---------
INVESTMENT BANKER/BROKER DEALER -- 2.9%
   Citigroup Incorporated (A)
        3.410%, 06/04/07                  1,500            1,500

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   Credit Suisse First Boston USA (A)
        3.448%, 06/02/08                 $1,500         $  1,500
   Goldman Sachs Group Incorporated
     MTN (A)
        3.590%, 03/30/07                  1,250            1,251
   JPMorgan Chase & Company
     Incorporated
        6.250%, 12/15/05                  1,000            1,009
   Lehman Brothers Holdings MTN,
     Ser G (A)
        3.740%, 04/20/07                  1,320            1,322
   Merrill Lynch & Company Incorporated
     MTN, Ser C (A)
        3.785%, 01/26/07                  1,750            1,752
   Morgan Stanley Dean Witter &
     Company (A)
        3.701%, 01/12/07                  1,600            1,601
                                                        ---------
                                                           9,935
                                                        ---------
MACHINERY -- 0.1%
   Alabama Power Company
        2.650%, 02/15/06                    500              496
                                                        ---------
MEDICAL PRODUCTS & SERVICES -- 0.4%
   Wellpoint Health Network
        6.375%, 06/15/06                  1,250            1,272
                                                        ---------
PETROLEUM & FUEL PRODUCTS -- 0.4%
   Duke Energy Field Services
        7.500%, 08/16/05                  1,100            1,101
   Keyspan Corporation
        4.900%, 05/16/08                    360              363
                                                        ---------
                                                           1,464
                                                        ---------
RETAIL -- 0.3%
   CVS Corporation
        5.625%, 03/15/06                  1,145            1,154
                                                        ---------
TELEPHONES & TELECOMMUNICATION -- 1.2%
   Alltel Corporation
        4.656%, 05/17/07                  1,360            1,364
   BellSouth Corporation (A)
        3.393%, 11/15/07                  1,750            1,752
   France Telecom
        7.950%, 03/01/06                  1,100            1,120
                                                        ---------
                                                           4,236
                                                        ---------
Total Corporate Bonds
   (Cost $74,406) ($ Thousands)                           74,100
                                                        ---------


--------------------------------------------------------------------------------
24                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 8.4%
   FHLMC
        7.000%, 03/01/07                 $   12         $     12
   FHLMC (A)
        4.602%, 02/01/30                  1,916            1,952
        4.515%, 02/01/22                  2,723            2,769
   FHLMC REMIC, Ser 1599, Cl C
        6.100%, 10/15/23                    581              589
   FHLMC REMIC, Ser 1614, Cl J
        6.250%, 11/15/22                    211              211
   FHLMC REMIC, Ser 2061, Cl TA
        5.250%, 10/15/27                    293              293
   FHLMC REMIC, Ser 2594, Cl QH
        4.000%, 10/15/16                    751              749
   FHLMC REMIC, Ser 2676, Cl NA
        4.000%, 03/15/14                    710              709
   FHLMC REMIC, Ser 2684, Cl QM
        3.500%, 03/15/19                  1,066            1,060
   FHLMC REMIC, Ser 2691, Cl OK
        3.500%, 05/15/17                  1,410            1,401
   FHLMC REMIC, Ser 2727, Cl PA
        4.125%, 08/15/18                  1,876            1,871
   FHLMC REMIC, Ser 2750, Cl NA
        3.500%, 03/15/15                  1,450            1,441
   FHLMC REMIC, Ser 2750, Cl OA
        3.500%, 10/15/11                  1,414            1,408
   FHLMC REMIC, Ser 2760, Cl LJ
        4.000%, 01/15/33                  1,366            1,364
   FNMA
        6.340%, 02/01/08                  1,344            1,386
        6.220%, 02/01/06                  2,165            2,167
   FNMA (A)
        4.963%, 09/01/24                    463              474
        4.851%, 01/01/29                    210              215
        4.815%, 11/01/23                  1,112            1,134
        4.800%, 09/01/24                  1,232            1,270
        4.621%, 11/01/25                    232              237
        4.396%, 05/01/28                  1,987            2,029
        3.914%, 11/01/21                    390              392
   FNMA REMIC, Ser 1993-220, Cl FA (A)
        4.068%, 11/25/13                    314              317
   FNMA REMIC, Ser 1993-58, Cl H
        5.500%, 04/25/23                    437              443
   FNMA REMIC, Ser 2001-33, Cl FA (A)
        3.910%, 07/25/31                    593              598
   FNMA REMIC, Ser 2002-63, Cl QF (A)
        3.760%, 04/25/29                    469              471
   FNMA REMIC, Ser 2002-64, Cl FG (A)
        3.658%, 10/18/32                    550              550
   FNMA REMIC, Ser 2003-57, Cl KL
        3.500%, 03/25/09                    823              821
   GNMA REMIC, Ser 2003-75, Cl YM
        4.000%, 10/20/21                    151              150

-----------------------------------------------------------------
                                    Face Amount     Market Value
Description                       ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
   SLMA (A)
        3.520%, 12/15/15                 $  460         $    459
                                                        ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $29,381) ($ Thousands)                           28,942
                                                        ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.2% FHLB
        4.015%, 08/01/06                  3,000            2,996
        3.250%, 12/17/07                  3,000            2,931
   FHLMC
        2.000%, 02/23/06                  1,000              989
   FNMA
        3.250%, 07/31/06                  7,500            7,435
                                                        ---------
Total U.S. Government Agency Obligations
   (Cost $14,419) ($ Thousands)                           14,351
                                                        ---------
U.S. TREASURY OBLIGATIONS -- 4.3%
   U.S. Treasury Notes
        3.625%, 04/30/07                  7,500            7,451
        3.375%, 02/28/07                  7,500            7,430
                                                        ---------
Total U.S. Treasury Obligations
   (Cost $14,963) ($ Thousands)                           14,881
                                                        ---------
CERTIFICATES OF DEPOSIT -- 1.3%
   Sovereign Bank
        4.000%, 02/01/08                    400              395
   Wells Fargo Bank
        4.000%, 07/24/06                  2,000            1,998
   Westdeutsche Landesbank
        3.970%, 07/14/06                  2,000            2,000
                                                        ---------
Total Certificates of Deposit
   (Cost $4,400) ($ Thousands)                             4,393
                                                        ---------
REPURCHASE AGREEMENT (C) -- 2.8%
   UBS Securities LLC
     3.310%, dated 07/29/05,
     to be repurchased on 08/01/05,
     repurchase price $9,602,648
     (collateralized by a U.S. Government
     obligation, par value $9,740,000,
     3.875%, 05/15/07, with total
     market value $9,796,015)             9,600            9,600
                                                        ---------
Total Repurchase Agreement
   (Cost $9,600) ($ Thousands)                             9,600
                                                        ---------
Total Investments -- 100.6%
   (Cost $347,449) ($ Thousands)                         345,738
                                                        ---------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   25

================================================================================

STATEMENT OF NET ASSETS (Unaudited)


Ultra Short Bond Fund (Concluded)
July 31, 2005
-----------------------------------------------------------------
                                                           Value
Description                                        ($ Thousands)
-----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.6)%
Payable for Investment Securities Purchased             $ (3,000)
Payable for Fund Shares Redeemed                          (2,093)
Income Distributions Payable                                (103)
Administration Fees Payable                                  (72)
Investment Advisory Fees Payable                             (17)
Other Assets and Liabilities, Net                          3,380
                                                        ---------
Total Other Assets and Liabilities                        (1,905)
                                                        ---------
Net Assets -- 100.0%                                    $343,833
                                                        =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)            $348,410
Distributions in excess of net investment income              (3)
Accumulated net realized loss on investments              (2,863)
Net unrealized depreciation on investments                (1,711)
                                                        ---------
Net Assets                                              $343,833
                                                        =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($343,833,278 / 34,465,723 shares)                      $9.98
                                                        =========

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2005. The date shown is the earlier of the reset date or the demand date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(C)  Tri-Party Repurchase Agreement.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
26                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================



Statement of Assets and Liabilities ($ Thousands)


July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                                       TREASURY
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS:
   Investments, at Market Value (Cost $46,087)                         $ 46,087
   Repurchase Agreements (Cost $578,312)                                578,312
   Cash                                                                  61,459
   Interest Receivable                                                      507
   Prepaid Expenses                                                          29
--------------------------------------------------------------------------------
   Total Assets                                                         686,394
--------------------------------------------------------------------------------
LIABILITIES:
   Income Distribution Payable                                            1,344
   Shareholder Servicing Fees Payable                                       151
   Administration Fees Payable                                               90
   Investment Advisory Fees Payable                                          14
   Accrued Expenses                                                          60
--------------------------------------------------------------------------------
   Total Liabilities                                                      1,659
--------------------------------------------------------------------------------
Net Assets                                                             $684,735
================================================================================
NET ASSETS:
   Paid-in-Capital (unlimited authorization -- no par value)           $684,833
   Distributions in Excess of Net Investment Income                          (4)
   Accumulated Net Realized Loss on Investments                             (94)
--------------------------------------------------------------------------------
Net Assets                                                             $684,735
================================================================================
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A
     ($294,915,588 / 294,954,474 Shares)                                  $1.00
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class B
     ($211,572,379 / 211,612,434 Shares)                                  $1.00
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class C
     ($79,470,006 / 79,482,673 Shares)                                    $1.00
   Net Asset Value, Offering and Redemption
     Price Per Share -- Sweep Class
     ($98,776,722 / 98,783,234 Shares)                                    $1.00
================================================================================


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   27

================================================================================



Statements of Operations ($ Thousands)


For the six months ended July 31, 2005 (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                     MONEY                                      PRIME
                                                    MARKET   GOVERNMENT   GOVERNMENT II    OBLIGATION
                                                      FUND         FUND            FUND         FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                 $12,184       $8,467          $9,585       $60,123
-------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                               1,373          717             645         3,914
   Shareholder Servicing Fees - Class A Shares         616          403             623         3,296
   Shareholder Servicing Fees - Class B Shares         159          223             249         1,024
   Shareholder Servicing Fees - Class C Shares         394          242              36         1,815
   Shareholder Servicing Fees - Class H Shares          --           --              --            75
   Shareholder Servicing Fees - Sweep Class Shares      95           36              --            50
   Distribution Fees - Sweep Class Shares              191           73              --            99
   Investment Advisory Fees                             99           71              81           490
   Registration Fees                                    21           20              20           139
   Custodian/Wire Agent Fees                            21            8              16            64
   Proxy Costs                                          20           16              17           107
   Trustees' Fees                                        4            3               3            19
   Other Expenses                                       37           26              33           185
-------------------------------------------------------------------------------------------------------
   Total Expenses                                    3,030        1,838           1,723        11,277
-------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                           --           --              --            --
     Administration fees                              (807)        (248)           (119)         (691)
     Shareholder Servicing Fees - Class A Shares      (616)        (403)           (623)       (3,296)
-------------------------------------------------------------------------------------------------------
   Net Expenses                                      1,607        1,187             981         7,290
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                               10,577        7,280           8,604        52,833
=======================================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
     Investments                                       (16)          --              --           (18)
     Payments by Affiliate*                             --           --              --            --
     Futures Contracts                                  --           --              --            --
   NET CHANGE IN UNREALIZED DEPRECIATION ON:
     Investments                                        --           --              --            --
     Futures Contracts                                  --           --              --            --
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $10,561       $7,280          $8,604       $52,815
=======================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0. *See Note 3 in Notes to Financial Statements.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
28                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================

Statements of Operations ($ Thousands)


For the six months ended July 31, 2005 (Unaudited)

----------------------------------------------------------------------------------------------------------------------
                                                                            SHORT-DURATION    INTERMEDIATE-DURATION
                                                   TREASURY   TREASURY II       GOVERNMENT               GOVERNMENT
                                                       FUND          FUND             FUND                     FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                   $8,869        $4,301          $ 3,677                  $ 2,120
----------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                  773           397              340                      181
   Shareholder Servicing Fees - Class A Shares          344           298              243                      129
   Shareholder Servicing Fees - Class B Shares          308           114               --                       --
   Shareholder Servicing Fees - Class C Shares          171            40               --                       --
   Shareholder Servicing Fees - Class H Shares           --            --               --                       --
   Shareholder Servicing Fees - Sweep Class Shares      119            --               --                       --
   Distribution Fees - Sweep Class Shares               239            --               --                       --
   Investment Advisory Fees                              77            39               97                       52
   Registration Fees                                     18            14                6                        3
   Custodian/Wire Agent Fees                              8             3                4                        1
   Proxy Costs                                           16             9                5                        3
   Trustees' Fees                                        --            --                1                        1
   Other Expenses                                        30            20               38                       16
----------------------------------------------------------------------------------------------------------------------
   Total Expenses                                     2,103           934              734                      386
----------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                            --            --              (16)                      --
     Administration fees                               (262)          (59)             (33)                      --
     Shareholder Servicing Fees - Class A Shares       (344)         (298)            (243)                    (124)
----------------------------------------------------------------------------------------------------------------------
   Net Expenses                                       1,497           577              442                      262
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                 7,372         3,724            3,235                    1,858
======================================================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
     Investments                                          3            (1)            (651)                    (251)
     Payments by Affiliate*                              --            --                7                        4
     Futures Contracts                                   --            --               --                       19
   NET CHANGE IN UNREALIZED DEPRECIATION ON:
     Investments                                         --            --           (1,494)                  (1,377)
     Futures Contracts                                   --            --               --                      (41)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $7,375        $3,723          $ 1,097                  $   212
======================================================================================================================


----------------------------------------------------------------------------
                                                                     ULTRA
                                                        GNMA    SHORT BOND
                                                        FUND          FUND
----------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                   $ 4,761        $5,418
----------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                   276           570
   Shareholder Servicing Fees - Class A Shares           216           407
   Shareholder Servicing Fees - Class B Shares            --            --
   Shareholder Servicing Fees - Class C Shares            --            --
   Shareholder Servicing Fees - Class H Shares            --            --
   Shareholder Servicing Fees - Sweep Class Shares        --            --
   Distribution Fees - Sweep Class Shares                 --            --
   Investment Advisory Fees                               86           163
   Registration Fees                                       5             8
   Custodian/Wire Agent Fees                               1             5
   Proxy Costs                                             4             8
   Trustees' Fees                                          1             2
   Other Expenses                                         30            56
----------------------------------------------------------------------------
   Total Expenses                                        619         1,219
----------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                             --           (54)
     Administration fees                                  --          (180)
     Shareholder Servicing Fees - Class A Shares         (97)         (407)
----------------------------------------------------------------------------
   Net Expenses                                          522           578
----------------------------------------------------------------------------
NET INVESTMENT INCOME                                  4,239         4,840
============================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
     Investments                                         (78)         (377)
     Payments by Affiliate*                               --            --
     Futures Contracts                                   219            --
   NET CHANGE IN UNREALIZED DEPRECIATION ON:
     Investments                                      (2,400)         (584)
     Futures Contracts                                   (44)           --
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $ 1,936        $3,879
============================================================================



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   29

================================================================================



Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2005 (Unaudited) and for the year ended January 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                          MONEY MARKET                       GOVERNMENT
                                                                             FUND                               FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                2/1/05-7/31/05  2/1/04-1/31/05    2/1/05-7/31/05  2/1/04-1/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                          $    10,577     $    10,070     $     7,280     $     7,837
   Net Realized Gain (Loss) from Investments                              (16)             10              --             (58)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                10,561          10,080           7,280           7,779
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                           (6,777)         (6,774)         (4,216)         (5,421)
     Class B                                                           (1,281)         (1,387)         (1,742)         (1,474)
     Class C                                                           (1,763)         (1,421)         (1,047)           (778)
     Class H                                                               --              --              --              --
     Sweep Class                                                         (761)           (488)           (275)           (164)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                    (10,582)        (10,070)         (7,280)         (7,837)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                      1,726,538       4,146,390       1,625,926       3,175,417
   Reinvestment of Dividends & Distributions                            3,692           4,358           1,770           2,778
   Cost of Shares Redeemed                                         (1,741,126)     (4,229,702)     (1,679,339)     (3,138,663)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions        (10,896)        (78,954)        (51,643)         39,532
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                        426,330         890,581         597,316       1,333,648
   Reinvestment of Dividends & Distributions                              166             273             471             413
   Cost of Shares Redeemed                                           (429,353)       (907,607)       (611,337)     (1,417,797)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions         (2,857)        (16,753)        (13,550)        (83,736)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                        503,341         951,826         194,048         363,736
   Reinvestment of Dividends & Distributions                              107              83              --              --
   Cost of Shares Redeemed                                           (475,601)     (1,000,318)       (168,721)       (383,222)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions         27,847         (48,409)         25,327         (19,486)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                             --              --              --              --
   Reinvestment of Dividends & Distributions                               --              --              --              --
   Cost of Shares Redeemed                                                 --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                        268,191         568,216         122,907         275,839
   Reinvestment of Dividends & Distributions                               --              --              13               4
   Cost of Shares Redeemed                                           (254,317)       (586,907)       (124,524)       (294,254)
------------------------------------------------------------------------------------------------------------------------------------
   Increase(Decrease) in Net Assets from Sweep Class Transactions      13,874         (18,691)         (1,604)        (18,411)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions   27,968        (162,807)        (41,470)        (82,101)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                             27,947        (162,797)        (41,470)        (82,159)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                853,660       1,016,457         640,289         722,448
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                  $   881,607     $   853,660     $   598,819     $   640,289
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)           $        (4)    $         1     $        --     $        --
====================================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
30                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2005 (Unaudited) and for the year ended January 31, 2005

------------------------------------------------------------------------------------------------------------------------------------

                                                                              GOVERNMENT II                 PRIME OBLIGATION
                                                                                  FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                  2/1/05-7/31/05   2/1/04-1/31/05    2/1/05-7/31/05 2/1/04-1/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                              $   8,604   $    8,767           $    52,833  $    53,740
   Net Realized Gain (Loss) from Investments                                 --           (7)                  (18)         (14)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                   8,604        8,760                52,815       53,726
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                             (6,539)      (6,773)              (35,688)     (39,748)
     Class B                                                             (1,915)      (1,710)               (8,271)      (6,719)
     Class C                                                               (149)        (285)               (8,089)      (6,719)
     Class H                                                                 --           --                  (395)        (336)
     Sweep Class                                                             --           --                  (401)        (229)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                       (8,603)      (8,768)              (52,844)     (53,751)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                          935,919    1,586,478            12,414,850   28,226,610
   Reinvestment of Dividends & Distributions                                991          991                 8,221       11,613
   Cost of Shares Redeemed                                             (884,012)  (1,641,136)          (13,132,568) (28,501,217)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions           52,898      (53,667)             (709,497)    (262,994)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                          459,927      954,415             2,682,550    5,733,758
   Reinvestment of Dividends & Distributions                                290          279                 3,120        2,252
   Cost of Shares Redeemed                                             (469,817)    (995,268)           (2,817,397)  (5,644,471)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions           (9,600)     (40,574)             (131,727)      91,539
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                           38,638      226,759             2,463,518    5,914,517
   Reinvestment of Dividends & Distributions                                  2           15                 2,355        2,240
   Cost of Shares Redeemed                                              (42,948)    (254,989)           (2,422,568)  (6,051,272)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions           (4,308)     (28,215)               43,305     (134,515)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                               --           --                34,023       79,666
   Reinvestment of Dividends & Distributions                                 --           --                   401          336
   Cost of Shares Redeemed                                                   --           --               (40,991)     (74,804)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions               --           --                (6,567)       5,198
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                               --           --               190,940      362,421
   Reinvestment of Dividends & Distributions                                 --           --                    25           17
   Cost of Shares Redeemed                                                   --           --              (180,452)    (366,929)
------------------------------------------------------------------------------------------------------------------------------------
   Increase(Decrease) in Net Assets from Sweep Class Transactions            --           --                10,513       (4,491)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions     38,990     (122,456)             (793,973)    (305,263)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                               38,991     (122,464)             (794,002)    (305,288)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                  694,362      816,826             4,440,907    4,746,195
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                      $ 733,353    $ 694,362           $ 3,646,905  $ 4,440,907
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)               $      --    $      (1)          $       (10) $         1
====================================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 TREASURY                      TREASURY II
                                                                                   FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                    2/1/05-7/31/05  2/1/04-1/31/05   2/1/05-7/31/05  2/1/04-1/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                             $    7,372    $    6,195             $ 3,724    $    4,400
  Net Realized Gain (Loss) from Investments                                  3           (31)                 (1)          (57)
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations                   7,375         6,164               3,723         4,343
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
  NET INVESTMENT INCOME
    Class A                                                             (3,498)       (3,211)             (2,791)       (3,202)
    Class B                                                             (2,312)       (1,925)               (787)         (923)
    Class C                                                               (709)         (545)               (145)         (319)
    Class H                                                                 --            --                  --            --
    Sweep Class                                                           (857)         (514)                 --            --
------------------------------------------------------------------------------------------------------------------------------------
 Total Dividends                                                        (7,376)       (6,195)             (3,723)       (4,444)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
  CLASS A:
  Proceeds from Shares Issued                                        1,002,005     2,544,088             613,917     1,343,161
  Reinvestment of Dividends & Distributions                                190           348                 760           971
  Cost of Shares Redeemed                                           (1,000,255)   (2,515,994)           (674,496)   (1,349,541)
------------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets from Class A Transactions            1,940        28,442             (59,819)       (5,409)
------------------------------------------------------------------------------------------------------------------------------------
  CLASS B:
  Proceeds from Shares Issued                                          533,749     1,365,840             189,337       699,828
  Reinvestment of Dividends & Distributions                                637           463                  60           111
  Cost of Shares Redeemed                                             (529,514)   (1,485,282)           (187,905)     (781,992)
------------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets from Class B Transactions            4,872      (118,979)              1,492       (82,053)
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS C:
  Proceeds from Shares Issued                                          386,659       820,022             109,157       585,363
  Reinvestment of Dividends & Distributions                                 18            12                 --             --
  Cost of Shares Redeemed                                             (376,136)     (860,744)           (117,297)     (612,405)
------------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets from Class C Transactions           10,541       (40,710)             (8,140)      (27,042)
------------------------------------------------------------------------------------------------------------------------------------
  CLASS H:
  Proceeds from Shares Issued                                               --            --                  --            --
  Reinvestment of Dividends & Distributions                                 --            --                  --            --
  Cost of Shares Redeemed                                                   --            --                  --            --
------------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets from Class H Transactions               --            --                  --            --
------------------------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS:
  Proceeds from Shares Issued                                          251,429       504,982                  --            --
  Reinvestment of Dividends & Distributions                                 --            --                  --            --
  Cost of Shares Redeemed                                             (248,057)     (505,250)                 --            --
------------------------------------------------------------------------------------------------------------------------------------
  Increase(Decrease) in Net Assets from Sweep Class Transactions         3,372          (268)                 --            --
------------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets from Capital Share Transactions     20,725      (131,515)            (66,467)     (114,504)
------------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                               20,724      (131,546)            (66,467)     (114,605)
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS:
  BEGINNING OF PERIOD                                                  664,011       795,557             373,878       488,483
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                      $ 684,735     $ 664,011           $ 307,411     $ 373,878
====================================================================================================================================
  Undistributed Net Investment Income/
    (Distributions in Excess of Net Investment Income)               $      (4)    $      --           $       1     $      --
====================================================================================================================================

 Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                  31

================================================================================


Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2005 (Unaudited) and for the year ended January 31, 2005

-----------------------------------------------------------------------------------------------------------
                                                                                     SHORT-DURATION
                                                                                     GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------
                                                                           2/1/05-7/31/05  2/1/04-1/31/05
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                       $ 3,235         $ 5,410
   Net Realized Gain (Loss) on Investments and Futures Contracts                  (644)           (561)
   Net Change in Unrealized Depreciation of Investments and Futures Contracts   (1,494)         (2,245)
-----------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                          1,097           2,604
-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                        (3,246)         (6,335)
   Net Realized Gains                                                               --              --
-----------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                            (3,246)         (6,335)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                60,742         132,571
     Reinvestment of Dividends & Distributions                                   2,480           4,309
     Cost of Shares Redeemed                                                   (57,944)       (221,100)
-----------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                 5,278         (84,220)
-----------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                       3,129         (87,951)
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                         202,035         289,986
-----------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                              $205,164       $ 202,035
-----------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                       $     (6)      $       5
-----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                               5,991          12,899
     Reverse Stock Split+                                                           --              --
     Reinvestment of Distributions                                                 245             420
     Shares Redeemed                                                            (5,714)        (21,506)
-----------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions         522          (8,187)
-----------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
+Due to a 5 for 1 reverse share split on May 6, 2005.


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
32                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2005 (Unaudited) and for the year ended January 31, 2005

-----------------------------------------------------------------------------------------------------------
                                                                                  INTERMEDIATE-DURATION
                                                                                     GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------
                                                                              2/1/05-7/31/05  2/1/04-1/31/05
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                         $  1,858        $  3,409
   Net Realized Gain (Loss) on Investments and Futures Contracts                     (228)           (309)
   Net Change in Unrealized Depreciation of Investments and Futures Contracts      (1,418)           (908)
-----------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                               212           2,192
-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                           (1,850)         (3,597)
   Net Realized Gains                                                                  --             (80)
-----------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                               (1,850)         (3,677)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                   13,295          37,922
     Reinvestment of Dividends & Distributions                                        657           1,591
     Cost of Shares Redeemed                                                      (20,521)        (63,249)
-----------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                   (6,569)        (23,736)
-----------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                         (8,207)        (25,221)
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                            109,394         134,615
-----------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                 $101,187        $109,394
-----------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                          $     19        $     11
-----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                  1,278           3,596
     Reverse Stock Split+                                                              --              --
     Reinvestment of Distributions                                                     63             151
     Shares Redeemed                                                               (1,968)         (5,983)
-----------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions           (627)         (2,236)
-----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                                                                             GNMA
                                                                                             FUND
----------------------------------------------------------------------------------------------------------------
                                                                               2/1/05-7/31/05   2/1/04-1/31/05
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                            $ 4,239           $ 7,414
   Net Realized Gain (Loss) on Investments and Futures Contracts                        141               768
   Net Change in Unrealized Depreciation of Investments and Futures Contracts        (2,444)           (1,884)
----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                               1,936             6,298
----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                             (4,235)           (9,524)
   Net Realized Gains                                                                    --                --
----------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                 (4,235)           (9,524)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                     36,554            44,917
     Reinvestment of Dividends & Distributions                                        2,769             6,188
     Cost of Shares Redeemed                                                        (28,352)          (96,223)
----------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                     10,971           (45,118)
----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                            8,672           (48,344)
----------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                              171,139           219,483
----------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                   $179,811          $171,139
----------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                            $     (3)         $     (7)
----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                    3,792             4,613
     Reverse Stock Split+                                                                --                --
     Reinvestment of Distributions                                                      288               635
     Shares Redeemed                                                                 (2,942)           (9,876)
----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions            1,138            (4,628)
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                                                                           ULTRA SHORT
                                                                                            BOND FUND
----------------------------------------------------------------------------------------------------------------
                                                                                 2/1/05-7/31/05   2/1/04-1/31/05
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                          $   4,840       $   6,071
   Net Realized Gain (Loss) on Investments and Futures Contracts                       (377)           (241)
   Net Change in Unrealized Depreciation of Investments and Futures Contracts          (584)         (2,114)
   Net Increase in Net Assets Resulting from Operations                               3,879           3,716
----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                             (4,840)         (6,945)
   Net Realized Gains                                                                   --               --
----------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                 (4,840)         (6,945)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                    143,346         343,268
     Reinvestment of Dividends & Distributions                                        4,184           5,389
     Cost of Shares Redeemed                                                       (120,118)       (321,862)
----------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                     27,412          26,795
----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                           26,451          23,566
----------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                              317,382         293,816
----------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                  $ 343,833       $ 317,382
----------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                           $      (3)      $      (3)
----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                   48,327         170,682
     Reverse Stock Split+                                                          (134,834)             --
     Reinvestment of Distributions                                                    1,155           2,683
     Shares Redeemed                                                                (38,800)       (160,158)
----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions         (124,152)         13,207
----------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
+ Due to a 5 for 1 reverse share split on May 6, 2005.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   33

================================================================================



Financial Highlights

For the six months ended July 31, 2005 (Unaudited) and for the periods ended January 31,
For a Share Outstanding Throughout the Periods
-----------------------------------------------------------------------------------------------------------------------------

                                    Net Realized
                                             and
            Net Asset                 Unrealized                Dividends          Total
               Value,         Net          Gains        Total    from Net      Dividends   Net Asset               Net Assets
            Beginning  Investment        (Losses)        from  Investment            and  Value, End    Total   End of Period
            of Period      Income  on Securities   Operations      Income  Distributions   of Period   Return+  ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2005*        $1.00      $ 0.01(1)         $--(1)    $ 0.01      $(0.01)        $(0.01)      $1.00     1.36%       $513,938
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         $0.01)       1.00     1.37         524,849
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     1.04         603,798
   2003          1.00        0.02             --         0.02       (0.02)         (0.02)       1.00     1.61         581,097
   2002          1.00        0.04             --         0.04       (0.04)         (0.04)       1.00     3.70         419,783
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00     6.49         741,949
   CLASS B
   2005*        $1.00      $ 0.01(1)         $--(1)    $ 0.01      $(0.01)        $(0.01)      $1.00     1.21%       $104,791
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     1.07         107,650
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     0.74         124,401
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00     1.31         159,389
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00     3.39         197,280
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00     6.17         161,067
   CLASS C
   2005*        $1.00      $ 0.01(1)         $--(1)    $ 0.01      $(0.01)        $(0.01)      $1.00     1.11%       $179,904
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     0.86         152,060
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     0.54         200,467
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00     1.11         307,236
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00     3.19         407,312
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00     5.96         307,545
   SWEEP CLASS
   2005*        $1.00      $ 0.01(1)         $--(1)    $ 0.01      $(0.01)        $(0.01)      $1.00     0.99%       $ 82,974
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     0.61          69,101
   2004          1.00          --(1)          --(1)        --          --(2)          --(2)     1.00     0.29          87,791
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00     0.85         149,729
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00     2.93         177,857
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00     5.70         219,802
GOVERNMENT FUND
   CLASS A
   2005*        $1.00      $ 0.01(1)         $--(1)    $ 0.01      $(0.01)        $(0.01)      $1.00     1.32%       $317,795
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     1.30         369,440
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     1.00         329,940
   2003          1.00        0.02             --         0.02       (0.02)         (0.02)       1.00     1.53         370,142
   2002          1.00        0.04             --         0.04       (0.04)         (0.04)       1.00     3.64         402,096
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00     6.37         254,143
   CLASS B
   2005*        $1.00      $ 0.01(1)         $--(1)    $ 0.01      $(0.01)        $(0.01)      $1.00     1.17%       $143,193
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     1.00         156,741
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     0.69         240,491
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00     1.23         258,488
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00     3.33         217,957
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00     6.05          90,343
   CLASS C
   2005*        $1.00      $ 0.01(1)         $--(1)    $ 0.01      $(0.01)        $(0.01)      $1.00     1.07%       $111,594
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     0.80          86,267
   2004          1.00          --(1)          --(1)        --          --(2)          --(2)     1.00     0.49         105,763
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00     1.02         138,864
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00     3.13         151,256
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00     5.84         104,452


----------------------------------------------------
                            Ratio of
                            Expenses  Ratio of Net
                Ratio of  to Average    Investment
                Expenses  Net Assets        Income
              to Average  (Excluding    to Average
              Net Assets     Waivers)   Net Assets
-----------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2005*            0.18%       0.63%         2.75%
   2005             0.18        0.62          1.38
   2004             0.18        0.62          1.05
   2003             0.18        0.63          1.59
   2002             0.18        0.63          3.90
   2001             0.18        0.64          6.39
   CLASS B
   2005*            0.48%       0.68%         2.43%
   2005             0.48        0.67          1.10
   2004             0.48        0.67          0.74
   2003             0.48        0.68          1.30
   2002             0.48        0.68          3.27
   2001             0.48        0.69          6.07
   CLASS C
   2005*            0.68%       0.88%         2.24%
   2005             0.68        0.87          0.84
   2004             0.68        0.87          0.55
   2003             0.68        0.88          1.10
   2002             0.68        0.88          3.02
   2001             0.68        0.89          5.84
   SWEEP CLASS
   2005*            0.93%       1.13%         1.99%
   2005             0.93        1.12          0.61
   2004             0.93        1.12          0.30
   2003             0.93        1.13          0.85
   2002             0.93        1.13          2.92
   2001             0.93        1.14          5.63
GOVERNMENT FUND
   CLASS A
   2005*            0.20%       0.54%         2.61%
   2005             0.20        0.53          1.32
   2004             0.20        0.53          0.99
   2003             0.20        0.53          1.51
   2002             0.20        0.53          3.42
   2001             0.20        0.54          6.21
   CLASS B
   2005*            0.50%       0.59%         2.35%
   2005             0.50        0.58          0.93
   2004             0.50        0.58          0.70
   2003             0.50        0.58          1.20
   2002             0.50        0.58          3.00
   2001             0.50        0.59          5.92
   CLASS C
   2005*            0.70%       0.79%         2.16%
   2005             0.70        0.78          0.77
   2004             0.70        0.78          0.50
   2003             0.70        0.78          1.02
   2002             0.70        0.78          2.90
   2001             0.70        0.79          5.73

--------------------------------------------------------------------------------
34                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================



Financial Highlights

For the six months ended July 31, 2005 (Unaudited) and for the periods ended January 31,
For a Share Outstanding Throughout the Periods
-----------------------------------------------------------------------------------------------------------------------------

                                    Net Realized
                                             and
            Net Asset                 Unrealized                Dividends          Total
               Value,         Net          Gains        Total    from Net      Dividends   Net Asset               Net Assets
            Beginning  Investment        (Losses)        from  Investment            and  Value, End    Total   End of Period
            of Period      Income  on Securities   Operations      Income  Distributions   of Period   Return+  ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2005*        $1.00       $0.01(1)         $--(1)    $ 0.01      $(0.01)        $(0.01)      $1.00     0.94%     $   26,237
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     0.55          27,841
   2004          1.00          --(1)          --(1)        --          --(2)          --(2)     1.00     0.25          46,254
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00     0.77          52,423
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00     2.87          71,277
   2001          1.00        0.05             --         0.05       (0.05)         (0.05)       1.00     5.57          47,477
GOVERNMENT II FUND
   CLASS A
   2005*        $1.00       $0.01(1)         $--(1)     $0.01      $(0.01)        $(0.01)      $1.00     1.31%     $  568,115
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     1.27         515,216
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     0.96         568,888
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00     1.50         669,654
   2002          1.00        0.04             --         0.04       (0.04)         (0.04)       1.00     3.63         688,112
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00     6.31         910,748
   CLASS B
   2005*        $1.00       $0.01(1)         $--(1)     $0.01      $(0.01)        $(0.01)      $1.00     1.16%     $  150,909
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     0.97         160,509
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     0.66         201,085
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00     1.20         174,496
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00     3.32         164,741
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00     5.99         140,408
   CLASS C
   2005*        $1.00       $0.01(1)         $--(1)     $0.01      $(0.01)        $(0.01)      $1.00     1.06%     $   14,329
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     0.76          18,637
   2004          1.00          --(1)          --(1)        --          --(2)          --(2)     1.00     0.46          46,853
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00     1.00          54,860
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00     3.11          80,415
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00     5.78          56,011
PRIME OBLIGATION FUND
   CLASS A
   2005*        $1.00       $0.01(1)         $--(1)     $0.01      $(0.01)        $(0.01)      $1.00     1.36%     $2,263,329
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     1.34       2,972,833
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00     1.02       3,235,847
   2003          1.00        0.02             --         0.02       (0.02)         (0.02)       1.00     1.58       3,527,722
   2002          1.00        0.04             --         0.04       (0.04)         (0.04)       1.00     3.70       3,989,778
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00     6.46       5,113,420


----------------------------------------------------

                            Ratio of
                            Expenses  Ratio of Net
                Ratio of  to Average    Investment
                Expenses  Net Assets        Income
              to Average  (Excluding    to Average
              Net Assets     Waivers)   Net Assets
----------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2005*            0.95%       1.04%         1.90%
   2005             0.95        1.03          0.51
   2004             0.95        1.03          0.25
   2003             0.95        1.03          0.77
   2002             0.95        1.03          2.67
   2001             0.95        1.04          5.47
GOVERNMENT II FUND
   CLASS A
   2005*            0.20%       0.49%         2.63%
   2005             0.20        0.48          1.25
   2004             0.20        0.47          0.96
   2003             0.20        0.48          1.49
   2002             0.20        0.48          3.63
   2001             0.20        0.49          6.14
   CLASS B
   2005*            0.50%       0.54%         2.31%
   2005             0.50        0.53          0.92
   2004             0.50        0.52          0.66
   2003             0.50        0.53          1.19
   2002             0.50        0.53          3.21
   2001             0.50        0.54          5.88
   CLASS C
   2005*            0.70%       0.74%         2.09%
   2005             0.70        0.73          0.71
   2004             0.70        0.72          0.46
   2003             0.70        0.73          1.00
   2002             0.70        0.73          2.84
   2001             0.70        0.74          5.67
PRIME OBLIGATION FUND
   CLASS A
   2005*            0.20%       0.49%         2.71%
   2005             0.20        0.48          1.31
   2004             0.20        0.48          1.02
   2003             0.20        0.48          1.56
   2002             0.20        0.48          3.72
   2001             0.20        0.49          6.25
Amounts designated as "--" are $0 or have been rounded to $0.
 * For the six month period ended July 31, 2005. All ratios for the period have been annualized.
 + Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)  Per share calculations were performed using average shares.
(2)  Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   35

================================================================================



Financial Highlights

For the six months ended July 31, 2005 (Unaudited) and for the periods ended January 31,
For a Share Outstanding Throughout the Periods
-----------------------------------------------------------------------------------------------------------------------------

                                    Net Realized
                                             and
            Net Asset                 Unrealized                Dividends          Total
               Value,         Net          Gains        Total    from Net      Dividends   Net Asset               Net Assets
            Beginning  Investment       (Losses)         from  Investment            and  Value, End    Total   End of Period
            of Period      Income  on Securities   Operations      Income  Distributions   of Period  Return+   ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2005*        $1.00       $0.01(1)         $--(1)     $0.01      $(0.01)        $(0.01)      $1.00      1.21%      $531,897
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00      1.03        663,635
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00      0.72        572,097
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00      1.28        776,902
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00      3.39        676,475
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00      6.14        473,294
   CLASS C
   2005*        $1.00       $0.01(1)         $--(1)     $0.01      $(0.01)        $(0.01)      $1.00      1.11%      $773,606
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00      0.83        730,310
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00      0.52        864,829
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00      1.07        929,285
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00      3.18        946,967
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00      5.93        809,989
   CLASS H
   2005*        $1.00       $0.01(1)         $--(1)     $0.01      $(0.01)        $(0.01)      $1.00      1.14%      $ 34,653
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00      0.90         41,221
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00      0.59         36,023
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00      1.15         44,327
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00      3.25         29,412
   2001(3)       1.00        0.04             --         0.04       (0.04)         (0.04)       1.00      3.94          9,591
   SWEEP CLASS
   2005*        $1.00       $0.01(1)         $--(1)     $0.01      $(0.01)        $(0.01)      $1.00      0.98%      $ 43,420
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00      0.58         32,908
   2004          1.00          --(1)          --(1)        --          --(2)          --(2)     1.00      0.27         37,399
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00      0.82         56,968
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00      2.92         76,982
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00      5.67         68,954
TREASURY FUND
   CLASS A
   2005*        $1.00       $0.01(1)         $--(1)     $0.01      $(0.01)        $(0.01)      $1.00      1.27%      $294,916
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00      1.22        292,974
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00      0.96        264,544
   2003          1.00        0.02             --         0.02       (0.02)         (0.02)       1.00      1.51        147,129
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00      3.48        221,636
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00      6.24        126,044
   CLASS B
   2005*        $1.00       $0.01(1)         $--(1)     $0.01      $(0.01)        $(0.01)      $1.00      1.12%      $211,572
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00      0.91        206,698
   2004          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00      0.66        325,687
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00      1.21        319,991
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00      3.18        316,896
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00      5.92        308,688
   CLASS C
   2005*        $1.00       $0.01(1)         $--(1)     $0.01      $(0.01)        $(0.01)      $1.00      1.02%      $ 79,470
   2005          1.00        0.01(1)          --(1)      0.01       (0.01)         (0.01)       1.00      0.71         68,932
   2004          1.00          --(1)          --(1)        --          --(2)          --(2)     1.00      0.46        109,647
   2003          1.00        0.01             --         0.01       (0.01)         (0.01)       1.00      1.01        103,015
   2002          1.00        0.03             --         0.03       (0.03)         (0.03)       1.00      2.97         97,755
   2001          1.00        0.06             --         0.06       (0.06)         (0.06)       1.00      5.71         99,816



----------------------------------------------------

                            Ratio of
                            Expenses  Ratio of Net
                Ratio of  to Average    Investment
                Expenses  Net Assets        Income
              to Average  (Excluding    to Average
              Net Assets    Waivers)    Net Assets
----------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2005*            0.50%       0.54%        2.42%
   2005             0.50        0.53         1.05
   2004             0.50        0.53         0.72
   2003             0.50        0.53         1.26
   2002             0.50        0.53         3.21
   2001             0.50        0.54         6.01
   CLASS C
   2005*            0.70%       0.74%        2.23%
   2005             0.70        0.73         0.82
   2004             0.70        0.73         0.52
   2003             0.70        0.73         1.07
   2002             0.70        0.73         3.07
   2001             0.70        0.74         5.81
   CLASS H
   2005*            0.63%       0.67%        2.28%
   2005             0.63        0.66         0.90
   2004             0.63        0.66         0.59
   2003             0.63        0.66         1.13
   2002             0.63        0.65         2.89
   2001(3)          0.63        0.67         5.90
   SWEEP CLASS
   2005*            0.95%       0.99%        1.99%
   2005             0.95        0.98         0.58
   2004             0.95        0.98         0.28
   2003             0.95        0.98         0.83
   2002             0.95        0.98         2.88
   2001             0.95        0.99         5.61
TREASURY FUND
   CLASS A
   2005*            0.20%       0.54%        2.54%
   2005             0.20        0.53         1.21
   2004             0.20        0.53         0.92
   2003             0.20        0.54         1.50
   2002             0.20        0.53         3.30
   2001             0.20        0.55         6.06
   CLASS B
   2005*            0.50%       0.59%        2.25%
   2005             0.50        0.58         0.85
   2004             0.50        0.58         0.65
   2003             0.50        0.59         1.19
   2002             0.50        0.58         3.11
   2001             0.50        0.60         5.79
   CLASS C
   2005*            0.70%       0.79%        2.06%
   2005             0.70        0.78         0.66
   2004             0.70        0.78         0.45
   2003             0.70        0.79         0.98
   2002             0.70        0.78         2.86
   2001             0.70        0.80         5.56



--------------------------------------------------------------------------------
36                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================



Financial Highlights

For the six months ended July 31, 2005 (Unaudited) and for the periods ended January 31,
For a Share Outstanding Throughout the Periods
-----------------------------------------------------------------------------------------------------------------------------
                                    Net Realized
                                             and
            Net Asset                 Unrealized                Dividends          Total
               Value,         Net          Gains        Total    from Net      Dividends   Net Asset               Net Assets
            Beginning  Investment       (Losses)         from  Investment            and  Value, End    Total   End of Period
            of Period      Income  on Securities   Operations      Income  Distributions   of Period  Return+   ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2005*        $1.00        $0.01(1)       $--(1)      $0.01      $(0.01)        $(0.01)      $1.00     0.89%       $ 98,777
   2005          1.00           --(1)        --(1)         --          --(2)          --(2)     1.00     0.49          95,407
   2004          1.00           --(1)        --(1)         --          --(2)          --(2)     1.00     0.23          95,679
   2003          1.00         0.01           --          0.01       (0.01)         (0.01)       1.00     0.76         102,257
   2002          1.00         0.03           --          0.03       (0.03)         (0.03)       1.00     2.71         119,263
   2001          1.00         0.05           --          0.05       (0.05)         (0.05)       1.00     5.45         110,640
TREASURY II FUND
   CLASS A
   2005*        $1.00        $0.01(1)       $--(1)      $0.01      $(0.01)        $(0.01)      $1.00     1.17%       $203,906
   2005          1.00         0.01(1)        --(1)       0.01       (0.01)         (0.01)       1.00     1.09         263,727
   2004          1.00         0.01(1)        --(1)       0.01       (0.01)         (0.01)       1.00     0.81         269,200
   2003          1.00         0.01           --          0.01       (0.01)         (0.01)       1.00     1.42         410,954
   2002          1.00         0.03           --          0.03       (0.03)         (0.03)       1.00     3.35         556,201
   2001          1.00         0.06           --          0.06       (0.06)         (0.06)       1.00     5.86         406,003
   CLASS B
   2005*        $1.00        $0.01(1)       $--(1)      $0.01      $(0.01)        $(0.01)      $1.00     1.02%       $ 80,255
   2005          1.00         0.01(1)        --(1)       0.01       (0.01)         (0.01)       1.00     0.79          78,781
   2004          1.00         0.01(1)        --(1)       0.01       (0.01)         (0.01)       1.00     0.51         160,859
   2003          1.00         0.01           --          0.01       (0.01)         (0.01)       1.00     1.12         210,421
   2002          1.00         0.03           --          0.03       (0.03)         (0.03)       1.00     3.05         133,310
   2001          1.00         0.05           --          0.05       (0.05)         (0.05)       1.00     5.55          98,111
   CLASS C
   2005*        $1.00        $0.01(1)       $--(1)      $0.01      $(0.01)        $(0.01)      $1.00     0.92%       $ 23,250
   2005          1.00         0.01(1)        --(1)       0.01       (0.01)         (0.01)       1.00     0.59          31,370
   2004          1.00          --(1)         --(1)         --          --(2)          --(2)     1.00     0.31          58,424
   2003          1.00         0.01           --          0.01       (0.01)         (0.01)       1.00     0.91          92,554
   2002          1.00         0.03           --          0.03       (0.03)         (0.03)       1.00     2.84         109,581
   2001          1.00         0.05           --          0.05       (0.05)         (0.05)       1.00     5.33          90,640


----------------------------------------------------

                            Ratio of
                            Expenses  Ratio of Net
                Ratio of  to Average    Investment
                Expenses  Net Assets        Income
              to Average  (Excluding    to Average
              Net Assets     Waivers)   Net Assets
----------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2005*            0.95%       1.04%         1.79%
   2005             0.93        1.03          0.49
   2004             0.92        1.03          0.22
   2003             0.95        1.04          0.75
   2002             0.95        1.03          2.61
   2001             0.95        1.05          5.33
TREASURY II FUND
   CLASS A
   2005*            0.25%       0.54%         2.34%
   2005             0.25        0.53          1.08
   2004             0.25        0.53          0.80
   2003             0.25        0.53          1.42
   2002             0.25        0.53          3.20
   2001             0.25        0.54          5.70
   CLASS B
   2005*            0.55%       0.59%         2.07%
   2005             0.55        0.58          0.70
   2004             0.55        0.58          0.51
   2003             0.55        0.58          1.08
   2002             0.55        0.58          2.94
   2001             0.55        0.59          5.40
   CLASS C
   2005*            0.75%       0.79%         1.83%
   2005             0.75        0.78          0.54
   2004             0.75        0.78          0.30
   2003             0.75        0.78          0.90
   2002             0.75        0.78          2.71
   2001             0.75        0.79          5.30

Amounts designated as "--" are $0 or have been rounded to $0.
  * For the six month period ended July 31, 2005. All ratios for the period have been annualized.
  + Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)  Per share calculations were performed using average shares.
(2)  Amount represents less than $0.01 per share.
(3) Prime Obligation Fund Class H shares were offered beginning June 8, 2000. All ratios and total return for that period have been annualized.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                  37

================================================================================



Financial Highlights


For the six months ended July 31, 2005 (Unaudited) and for the periods ended January 31,
For a Share Outstanding Throughout the Years
-----------------------------------------------------------------------------------------------------------------------------

                                    Net Realized
                                             and                           Distributions
            Net Asset                 Unrealized                Dividends           from         Total
               Value,         Net          Gains        Total    from Net       Realized     Dividends   Net Asset
            Beginning  Investment       (Losses)         from  Investment        Capital           and  Value, End     Total
            of Period      Income  on Securities   Operations      Income          Gains Distributions   of Period    Return+
-----------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2005*       $10.19      $ 0.17(1)      $(0.11)(1)    $0.06      $(0.17)        $   --        $(0.17)     $10.08       0.57%
   2005         10.35        0.22(1)       (0.12)(1)     0.10       (0.26)            --         (0.26)      10.19       0.96
   2004         10.46        0.22(1)       (0.06)(1)     0.16       (0.27)            --         (0.27)      10.35       1.55
   2003         10.30        0.32           0.21         0.53       (0.34)         (0.03)        (0.37)      10.46       5.29
   2002         10.15        0.47           0.16         0.63       (0.48)            --         (0.48)      10.30       6.28
   2001          9.87        0.60           0.28         0.88       (0.60)            --         (0.60)      10.15       9.14
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2005*       $10.50      $ 0.19(1)      $(0.18)(1)    $0.01      $(0.18)        $   --        $(0.18)     $10.33       0.14%
   2005         10.64        0.31(1)       (0.11)(1)     0.20       (0.33)         (0.01)        (0.34)      10.50       1.85
   2004         10.89        0.31(1)        0.01(1)      0.32       (0.33)         (0.24)        (0.57)      10.64       2.98
   2003         10.40        0.42           0.51         0.93       (0.44)            --         (0.44)      10.89       9.12
   2002         10.22        0.54           0.18         0.72       (0.54)            --         (0.54)      10.40       7.19
   2001          9.62        0.56           0.60         1.16       (0.56)            --         (0.56)      10.22      12.42
GNMA FUND
   CLASS A
   2005*       $ 9.71      $ 0.23(1)      $(0.13)(1)    $0.10      $(0.23)        $   --        $(0.23)     $ 9.58       1.09%
   2005          9.86        0.39(1)       (0.04)(1)     0.35       (0.50)            --         (0.50)       9.71       3.64
   2004         10.13        0.30(1)       (0.09)(1)     0.21       (0.48)            --         (0.48)       9.86       2.16
   2003          9.91        0.44           0.31         0.75       (0.53)            --         (0.53)      10.13       7.73
   2002          9.78        0.55           0.14         0.69       (0.56)            --         (0.56)       9.91       7.22
   2001          9.20        0.62           0.58         1.20       (0.62)            --         (0.62)       9.78      13.44
ULTRA SHORT BOND FUND
   CLASS A
   2005*++     $10.00      $ 0.45         $(0.02)       $0.43      $(0.45)        $   --        $(0.45)     $ 9.98       1.31%
   2005++       10.10        0.20(1)       (0.10)(1)     0.10       (0.20)            --         (0.20)      10.00       1.11
   2004++       10.15        0.20(1)       (0.05)(1)     0.15       (0.20)            --         (0.20)      10.10       1.61
   2003++       10.15        0.30             --         0.30       (0.30)         (0.00)(2)     (0.30)      10.15       3.35
   2002++       10.05        0.50           0.10         0.60       (0.50)            --         (0.50)      10.15       6.08
   2001++        9.85        0.60           0.20         0.80       (0.60)            --         (0.60)      10.05       8.45


-------------------------------------------------------------------------------

                                             Ratio of
                                             Expenses  Ratio of Net
                                 Ratio of  to Average    Investment
                Net Assets       Expenses  Net Assets        Income  Portfolio
             End of Period     to Average  (Excluding    to Average   Turnover
              ($ Thousands)    Net Assets    Waivers)    Net Assets       Rate
-------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2005*          $205,164           0.45%       0.75%         3.33%        34%
   2005            202,035           0.45        0.74          2.12         66
   2004            289,986           0.45        0.72          2.07        117
   2003            318,046           0.45        0.73          2.92        125
   2002            150,993           0.45        0.72          4.58         84
   2001             99,495           0.45        0.74          5.94         79
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2005*          $101,187           0.50%       0.74%         3.59%        66%
   2005            109,394           0.50        0.73          2.92         80
   2004            134,615           0.50        0.72          2.89        154
   2003            188,009           0.50        0.73          3.92         57
   2002            119,335           0.50        0.72          5.17         50
   2001             84,523           0.50        0.73          5.67         41
GNMA FUND
   CLASS A
   2005*          $179,811           0.60%       0.71%         4.91%        29%
   2005            171,139           0.60        0.71          3.97         85
   2004            219,483           0.60        0.69          2.97        145
   2003            390,393           0.60        0.70          4.12        146
   2002            234,747           0.60        0.69          5.50        108
   2001             88,403           0.60        0.71          6.52         81
ULTRA SHORT BOND FUND
   CLASS A
   2005*++         343,833           0.35%       0.75%         2.97%        32%
   2005++          317,382           0.35        0.75          1.84         59
   2004++          293,816           0.35        0.73          1.84         68
   2003++          352,284           0.35        0.73          2.81         76
   2002++          167,901           0.35        0.72          4.74         75
   2001++          114,536           0.35        0.73          6.10         68

Amounts designated as "--" are $0 or have been rounded to $0.
  * For the six month period ended July 31, 2005. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 ++ Per share amounts have been adjusted for a 5 to 1 reverse stock split paid to shareholders of record on May 6, 2005.
(1)  Per share calculations were performed using average shares.
(2)  Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
38                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================


NOTES TO FINANCIAL STATEMENTS


Notes to Financial Statements (Unaudited)


1. ORGANIZATION
SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II (each a "Fund", collectively the "Money Market Funds"), the Short-Duration Government, Intermediate-Duration Government, GNMA, and Ultra Short Bond, previously known as Corporate Daily Income (each a "Fund", collectively the "Fixed Income Funds"). The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2005, there were no fair valued securities in the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

FUTURES CONTRACTS -- The Intermediate-Duration Government Fund and the GNMA Fund utilized futures contracts during the six months

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   39

================================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)



ended July 31, 2005. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Statement of Net Assets in the Intermediate-Duration Government Fund and the GNMA Fund represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES ADMINISTRATION AGREEMENT -- SEI Investments Fund Management (the "Administrator") provides administrative services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

   Money Market Fund                                             .33%
   Government Fund                                               .24%
   Government II Fund                                            .19%
   Prime Obligation Fund                                         .19%
   Treasury Fund                                                 .24%
   Treasury II Fund                                              .24%
   Short-Duration Government Fund                                .35%
   Intermediate-Duration Government Fund                         .35%
   GNMA Fund                                                     .32%
   Ultra Short Bond Fund                                         .35%

However, the Administrator has also voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.
--------------------------------------------------------------------------------
               Money                        Prime
              Market  Gov't  Gov't II  Obligation   Treasury  Treasury II
                Fund   Fund      Fund        Fund       Fund       Fund
--------------------------------------------------------------------------------
Class A         .18%    .20%      .20%        .20%       .20%       .25%
Class B         .48%    .50%      .50%        .50%       .50%       .55%
Class C         .68%    .70%      .70%        .70%       .70%       .75%
Class H          N/A     N/A       N/A        .63%        N/A        N/A
Sweep Class     .93%    .95%        *         .95%       .95%         *

*Class not currently operational
--------------------------------------------------------------------------------
                          Short-  Intermediate-           Ultra
                        Duration       Duration           Short
                      Government     Government    GNMA    Bond
                            Fund           Fund    Fund    Fund
--------------------------------------------------------------------------------
Class A                      .45%           .50%    .60%    .35%

During the year expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.

During the six month period ended July 31, 2005, the Short-Duration Government Fund and the Intermediate-Duration Government Fund were reimbursed by the Administrator, deemed as a "Payment by Affiliate" on the Statements of Operations, for losses incurred of $7,422 and $3,906, respectively, due to the sale of shares in several option contracts that were inadvertently purchased.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution

--------------------------------------------------------------------------------
40                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.
--------------------------------------------------------------------------------
                                                   Adminis-
                                    Shareholder     trative
                                      Servicing     Service  Distribution
                                           Fees        Fees         Fees*
--------------------------------------------------------------------------------
Money Market Fund
  Class A                                  .25%          --           --
  Class B                                  .25%         .05%          --
  Class C                                  .25%         .25%          --
  Sweep Class                              .25%          --          .50%
Government Fund
  Class A                                  .25%
  Class B                                  .25%         .05%          --
  Class C                                  .25%         .25%          --
  Sweep Class                              .25%          --          .50%
Government II Fund
  Class A                                  .25%          --           --
  Class B                                  .25%         .05%          --
  Class C                                  .25%         .25%          --
Prime Obligation Fund
  Class A                                  .25%          --           --
  Class B                                  .25%         .05%          --
  Class C                                  .25%         .25%          --
  Class H                                  .25%         .18%          --
  Sweep Class                              .25%          --          .50%
Treasury Fund
  Class A                                  .25%          --           --
  Class B                                  .25%         .05%          --
  Class C                                  .25%         .25%          --
  Sweep Class                              .25%          --          .50%
Treasury II Fund
  Class A                                  .25%          --           --
  Class B                                  .25%         .05%          --
  Class C                                  .25%         .25%          --
Short-Duration Government Fund -- Class A  .25%          --           --
Intermediate-Duration
  Government Fund -- Class A               .25%          --           --
GNMA Fund -- Class A                       .25%          --           --
Ultra Short Bond Fund -- Class A           .25%          --           --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for class A of each fund since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers and affiliated Trustees.

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

SEI Investments Management Corporation ("SIMC") serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and .02% of such net assets in excess of $500 million.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Banc of America Capital Management, LLC ("BACAP") as each Money Market Fund's investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Fund.

Wellington Management Company LLP, ("Wellington LLP") serves as Sub-Adviser to the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond Funds.

Wachovia Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.


5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the six months ended July 31, 2005, were as follows for the Fixed Income Funds:
-------------------------------------------------------------------------------
                      Short-  Intermediate-                         Ultra
                    Duration       Duration                         Short
                  Government     Government           GNMA           Bond
                        Fund           Fund           Fund           Fund
               ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------
PURCHASES
U.S. Government      $72,138        $62,197        $55,179        $27,194
Other                     --          1,059          3,341         36,091

SALES
U.S. Government      $54,887        $69,317        $49,181        $ 8,572
Other                  5,798              2            547         59,254

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

-------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                  41

================================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)



Reclassification of components of net assets -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the periods that the differences arise. These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to distribution reclass, expiration of capital loss carryforwards, and tax treatment of paydown gain (loss) on mortgage and asset-backed securities.

The tax character of dividends and distributions during the last two fiscal years were as follows:

-------------------------------------------------------------------------------------------------------------
                                                 Ordinary          Long-term
                                                   Income       Capital Gain                 Total
                                            ($ Thousands)      ($ Thousands)         ($ Thousands)
-------------------------------------------------------------------------------------------------------------
Money Market Fund                       2005      $10,070               $ --               $10,070
                                        2004        8,403                 --                 8,403
Government Fund                         2005        7,837                 --                 7,837
                                        2004        6,104                 --                 6,104
Government II Fund                      2005        8,768                 --                 8,768
                                        2004        7,755                 --                 7,755
Prime Obligation Fund                   2005       53,751                 --                53,751
                                        2004       43,002                 --                43,002
Treasury Fund                           2005        6,195                 --                 6,195
                                        2004        4,981                 --                 4,981
Treasury II Fund                        2005        4,444                 --                 4,444
                                        2004        4,636                 --                 4,636
Short-Duration Government Fund          2005        6,335                 --                 6,335
                                        2004        8,882                 --                 8,882
Intermediate-Duration Government Fund   2005        3,597                 80                 3,677
                                        2004        5,064              2,821                 7,885
GNMA Fund                               2005        9,524                 --                 9,524
                                        2004       15,863                 --                15,863
Ultra Short Bond Fund                   2005        6,945                 --                 6,945
                                        2004        7,350                 --                 7,350

As of January 31, 2005 the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

------------------------------------------------------------------------------------
                            Undistributed Undistributed       Capital         Post-
                                 Ordinary     Long Term          Loss       October
                                   Income  Capital Gain Carryforwards        Losses
                            ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)
------------------------------------------------------------------------------------
Money Market Fund                  $1,505         $  2        $    --         $ --
Government Fund                     1,068            --           (69)         (4)
Government II Fund                  1,184            --           (48)          --
Prime Obligation Fund               7,398            --           (87)          --
Treasury Fund                         928            --           (88)         (9)
Treasury II Fund                      508            --          (225)        (37)
Short-Duration Government Fund        547            --        (2,225)       (556)
Intermediate-Duration Government
   Fund                               332            --          (301)       (170)
GNMA Fund                             713            --       (10,256)       (102)
Ultra Short Bond Fund                 664            --        (2,019)       (467)

------------------------------------------------------------------------------------
                                       Other    Unrealized                   Total
                                   Temporary  Appreciation  Distributable Earnings
                                 Differences (Depreciation)    (Accumulated Losses)
                               ($ Thousands)  ($ Thousands)           ($ Thousands)
------------------------------------------------------------------------------------
Money Market Fund                   $(1,501)        $   --                    $  6
Government Fund                      (1,068)            --                     (73)
Government II Fund                   (1,185)            --                     (49)
Prime Obligation Fund                (7,396)            --                     (85)
Treasury Fund                          (928)            --                     (97)
Treasury II Fund                       (508)            (3)                   (265)
Short-Duration Government Fund         (543)        (1,048)                 (3,825)
Intermediate-Duration Government
   Fund                                (321)            (4)                   (464)
GNMA Fund                              (719)         3,435                  (6,929)
Ultra Short Bond Fund                  (667)        (1,127)                 (3,616)



--------------------------------------------------------------------------------
42                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




At January 31, 2005, the following funds had capital loss carryforwards to offset future realized capital gains:
------------------------------------------------------------------------
                                     Amount            Expiration
                              ($ Thousands)                  Date
------------------------------------------------------------------------

Government Fund                      $    5               1/31/06
                                          5               1/31/10
                                          5               1/31/11
                                         54               1/31/13

Government II Fund                       38               1/31/06
                                          3               1/31/12
                                          7               1/31/13

Prime Obligation Fund                    27               1/31/10
                                         43               1/31/11
                                          2               1/31/12
                                         15               1/31/13

Treasury Fund                            65               1/31/11
                                          1               1/31/12
                                         22               1/31/13

Treasury II Fund                        148               1/31/06
                                         40               1/31/10
                                         20               1/31/11
                                         17               1/31/13

Short-Duration Government Fund          899               1/31/12
                                      1,326               1/31/13

Intermediate-Duration Government
   Fund                                 301               1/31/13

GNMA Fund                               238               1/31/06
                                        109               1/31/08
                                      1,607               1/31/09
                                        776               1/31/11
                                      6,407               1/31/12
                                      1,119               1/31/13

Ultra Short Bond Fund                   557               1/31/11
                                        442               1/31/12
                                      1,020               1/31/13

During the year ended January 31, 2005, the following fund utilized capital loss carryforwards to offset realized capital gains.
------------------------------------------------------------------------
                                                           Amount
                                                    ($ Thousands)
------------------------------------------------------------------------
Money Market Fund                                              $4


The Government II Fund and GNMA Fund have permanent book/tax differences due to the expiration of capital loss carryforwards. The Government II Fund and GNMA Fund have $68,745 and $414,209 of capital losses, respectively, which have expired as of January 31, 2005.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2004 through January 31, 2005 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

At July 31, 2005 the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2005, were as follows:
--------------------------------------------------------------------------------
                                          Net                         Unrealized
                       Federal    Appreciated      Depreciated      Appreciation
                      Tax Cost     Securities       Securities    (Depreciation)
                 ($ Thousands)  ($ Thousands)    ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
Short-Duration
   Government Fund    $206,394          $  30          $(2,572)         $(2,542)
Intermediate-Duration
   Government Fund     105,486            151           (1,495)          (1,344)
GNMA Fund              179,579          1,936             (800)           1,136
Ultra Short
   Bond Fund           347,449            137           (1,848)          (1,711)

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


8. SUBSEQUENT EVENT

The Board of Trustees (the "Board") has selected KPMG LLP (KPMG) to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ending January 31, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 19, 2005.

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. Rather, this change was approved by the Board upon the Audit Committee's recommendation of KPMG.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                  43

================================================================================

SEI DAILY INCOME TRUST -- JULY  31, 2005



Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.





--------------------------------------------------------------------------------
44                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




                         BEGINNING    ENDING                  EXPENSE
                          ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                           VALUE       VALUE      EXPENSE     DURING
                          2/01/05     7/31/05     RATIOS      PERIOD*

-------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00   $1,013.60       0.18%     $0.90
Class B Shares           1,000.00    1,012.10       0.48       2.39
Class C Shares           1,000.00    1,011.10       0.68       3.39
Sweep Class Shares       1,000.00    1,009.90       0.93       4.63

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00   $1,023.90       0.18%     $0.90
Class B Shares           1,000.00    1,022.41       0.48       2.41
Class C Shares           1,000.00    1,021.42       0.68       3.41
Sweep Class Shares       1,000.00    1,020.18       0.93       4.66
-------------------------------------------------------------------------
GOVERNMENT FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00   $1,013.20       0.20%     $1.00
Class B Shares           1,000.00    1,011.70       0.50       2.49
Class C Shares           1,000.00    1,010.70       0.70       3.49
Sweep Class Shares       1,000.00    1,009.40       0.95       4.73

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00   $1,023.80       0.20%     $1.00
Class B Shares           1,000.00    1,022.32       0.50       2.51
Class C Shares           1,000.00    1,021.32       0.70       3.51
Sweep Class Shares       1,000.00    1,020.08       0.95       4.76
-------------------------------------------------------------------------
GOVERNMENT II FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00   $1,013.10       0.20%     $1.00
Class B Shares           1,000.00    1,011.60       0.50       2.49
Class C Shares           1,000.00    1,010.60       0.70       3.49

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00   $1,023.80       0.20%     $1.00
Class B Shares           1,000.00    1,022.32       0.50       2.51
Class C Shares           1,000.00    1,021.32       0.70       3.51
-------------------------------------------------------------------------
PRIME OBLIGATION FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00   $1,013.60       0.20%     $1.00
Class B Shares           1,000.00    1,012.10       0.50       2.49
Class C Shares           1,000.00    1,011.10       0.70       3.49
Class H Shares           1,000.00    1,011.40       0.63       3.14
Sweep Class Shares       1,000.00    1,009.80       0.95       4.73

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00   $1,023.80       0.20%     $1.00
Class B Shares           1,000.00    1,022.32       0.50       2.51
Class C Shares           1,000.00    1,021.32       0.70       3.51
Class H Shares           1,000.00    1,021.67       0.63       3.16
Sweep Class Shares       1,000.00    1,020.08       0.95       4.76
-------------------------------------------------------------------------

                         BEGINNING    ENDING                  EXPENSE
                          ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                           VALUE       VALUE      EXPENSE     DURING
                          2/01/05     7/31/05     RATIOS      PERIOD*

-------------------------------------------------------------------------
TREASURY FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00   $1,012.70       0.20%     $1.00
Class B Shares           1,000.00    1,011.20       0.50       2.49
Class C Shares           1,000.00    1,010.20       0.70       3.49
Sweep Class Shares       1,000.00    1,008.90       0.95       4.73

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00   $1,023.80       0.20%     $1.00
Class B Shares           1,000.00    1,022.32       0.50       2.51
Class C Shares           1,000.00    1,021.32       0.70       3.51
Sweep Class Shares       1,000.00    1,020.08       0.95       4.76
-------------------------------------------------------------------------
TREASURY II FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00   $1,011.70       0.25%     $1.25
Class B Shares           1,000.00    1,010.20       0.55       2.74
Class C Shares           1,000.00    1,009.20       0.75       3.74

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00   $1,023.55       0.25%     $1.25
Class B Shares           1,000.00    1,022.07       0.55       2.76
Class C Shares           1,000.00    1,021.08       0.75       3.76
-------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00   $1,005.70       0.45%     $2.24

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00   $1,022.56       0.45%     $2.26
-------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00   $1,001.40       0.50%     $2.48

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00   $1,022.32       0.50%     $2.51
-------------------------------------------------------------------------
GNMA FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00   $1,010.90       0.60%     $2.99

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00   $1,021.82       0.60%     $3.01
-------------------------------------------------------------------------
ULTRA SHORT BOND FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00   $1,013.10       0.35%     $1.75

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00   $1,023.06       0.35%     $1.76

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period shown).



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   45

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Board of Trustees Considerations in Approving the
Continuation of Advisory and Sub-Advisory Agreements

(Unaudited)


The SEI Daily Income Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to a separate sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively, and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and Sub-Advisers' investment management and other services; (b) SIMC's and Sub-Advisers' investment management personnel; (c) SIMC's and Sub-Advisers' operations and financial condition; (d) SIMC's and Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations; (h) SIMC's and Sub-Advisers' compliance systems; (i) SIMC's and Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the March 9, 2005 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

   o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

   o each Fund's investment performance and how it compared to that of other comparable mutual funds;


--------------------------------------------------------------------------------
46                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2005

================================================================================




   o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

   o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

   o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2005                   47

================================================================================

Notes

================================================================================

Notes

================================================================================

Notes

================================================================================

Notes

================================================================================

Notes

================================================================================

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2005




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Nicole Alexander
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[background graphic omitted]

[SEI INVESTMENTS LOGO OMITTED]





SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)





SEI-F-037 (7/05)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Daily Income Trust


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             -----------------------------------
                                             Edward D. Loughlin, President & CEO

Date: September 28, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             -----------------------------------
                                             Edward D. Loughlin, President & CEO

Date: September 28, 2005


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date: September 28, 2005

* Print the name and title of each signing officer under his or her signature.